================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                -------------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                      Copy to:
               Service)
         Ryan M. Louvar, Esq.                    Stuart Strauss, Esq.
    State Street Bank and Trust Company         Clifford Chance US LLP
         One Lincoln Street                      31 West 52nd Street
          Boston, MA 02111                     New York, New York 10019


       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2007
================================================================================

ITEM 1:  SHAREHOLDER REPORT

                         (SELECT SECTOR SPDRS(R) LOGO)

THE SELECT SECTOR SPDR TRUST


  [STETHESCOPE LOGO]         [PERCENTAGE LOGO]           [LIGHT BULB LOGO]
   Health Care - XLV          Financial - XLF             Utilities - XLU

  [ENERGY PLANT LOGO]          [LAPTOP LOGO]              [PRESSENT LOGO]
     Energy - XLE            Technology - XLK      Consumer Discretionary - XLY

 [SHOPPING CART LOGO]         [HARD HAT LOGO]         [AIRPLANE ENGINE LOGO]
Consumer Staples - XLP        Materials - XLB            Industrial - XLI


SEMI-ANNUAL REPORT


MARCH 31, 2007

                         (SELECT SECTOR SPDRS(R) LOGO)


                            SELECT SECTOR SPDR FUNDS

Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

    The Consumer Discretionary Select Sector SPDR Fund               XLY
    The Consumer Staples Select Sector SPDR Fund                     XLP
    The Energy Select Sector SPDR Fund                               XLE
    The Financial Select Sector SPDR Fund                            XLF
    The Health Care Select Sector SPDR Fund                          XLV
    The Industrial Select Sector SPDR Fund                           XLI
    The Materials Select Sector SPDR Fund                            XLB
    The Technology Select Sector SPDR Fund                           XLK
    The Utilities Select Sector SPDR Fund                            XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:




THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07             9.30%         9.15%         9.46%           N/A           N/A           N/A

 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07              14.07%        13.93%        14.37%        14.07%        13.93%        14.37%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07           22.57%        22.48%        23.37%         7.02%         6.99%         7.25%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07            31.81%        31.73%        33.39%         5.68%         5.67%         5.93%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 65.02%        64.87%        68.97%         6.23%         6.22%         6.54%
 ----------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                            SELECT SECTOR         S&P 500         SELECT SECTOR
                            SPDR FUND(A)         INDEX(C)           INDEX(B)
                       ----------------------    --------    ----------------------


12/16/98                      10000.00           10000.00           10000.00
12/31/98                      10705.00           10584.00           10710.00
03/31/99                      11652.00           11111.00           11659.00
06/30/99                      12145.00           11895.00           12159.00
09/30/99                      10717.00           11152.00           10730.00
12/31/99                      12675.00           12811.00           12705.00
03/31/00                      11973.00           13104.00           12015.00
06/30/00                      10611.00           12756.00           10656.00
09/30/00                      10275.00           12631.00           10346.00
12/31/00                      10575.00           11644.00           10657.00
03/31/01                      10807.00           10264.00           10900.00
06/30/01                      11440.00           10864.00           11541.00
09/30/01                       9613.00            9269.00            9705.00
12/31/01                      11988.00           10260.00           12120.00
03/31/02                      12520.00           10288.00           12667.00
06/30/02                      11504.00            8909.00           11643.00
09/30/02                       9523.00            7370.00            9643.00
12/31/02                       9717.00            7992.00            9846.00
03/31/03                       9576.00            7740.00            9708.00
06/30/03                      11394.00            8931.00           11562.00
09/30/03                      11642.00            9168.00           11824.00
12/31/03                      13310.00           10284.00           13529.00
03/31/04                      13463.00           10458.00           13695.00
06/30/04                      13417.00           10638.00           13658.00
09/30/04                      13252.00           10439.00           13498.00
12/31/04                      15028.00           11403.00           15325.00
03/31/05                      14167.00           11158.00           14453.00
06/30/05                      14004.00           11311.00           14294.00
09/30/05                      13889.00           11718.00           14181.00
12/31/05                      14046.00           11963.00           14348.00
03/31/06                      14466.00           12466.00           14773.00
06/30/06                      14389.00           12287.00           14703.00
09/30/06                      15098.00           12983.00           15437.00
12/31/06                      16636.00           13852.00           17022.00
03/31/07                      16502.00           13941.00           16897.00

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 ----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             COMCAST             TIME WARNER,     HOME DEPOT,     DISNEY (WALT)     MCDONALD'S
                            CORP. (CLASS A)     INC.             INC.            CO. (THE)         CORP.
 ----------------------------------------------------------------------------------------------------------------


    SHARES                  1,568,782           1,924,913        1,029,041       1,033,784         608,458

 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $40,709,880         37,959,284       37,806,966      35,593,183        27,411,033
 ----------------------------------------------------------------------------------------------------------------
    % OF                    6.0                 5.6              5.6             5.3               4.1
    NET ASSETS
 ----------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE CHART IN %)

                                                           Diversified Consumer    Hotels Restaurants
AUTO COMPONENTS             Automobiles    Distributors          Services               & Leisure        Household Durables
---------------             -----------    ------------    --------------------    ------------------    ------------------


1.8                             3.50           0.60                1.00                   15.10                 5.70

                              Internet &      Leisure Equipment
AUTO COMPONENTS             Catalog Retail        & Products       Media    Multi-line Retail    Specialty Retail
---------------             --------------    -----------------    -----    -----------------    ----------------


1.8                              1.50                1.90          33.00          12.00                18.80

                            Textiles, Apparel
                                 & Luxury         Short Term
AUTO COMPONENTS                   Goods          Investments
---------------             -----------------    -----------


1.8                                4.40              0.70




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET     CONSUMER STAPLES    NET ASSET    MARKET     CONSUMER STAPLES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                 5.97%      5.68%           6.12%              N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                  14.95%     14.58%          15.29%           14.95%     14.58%          15.29%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               23.15%     22.80%          24.53%            7.19%      7.09%           7.59%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                11.99%     11.61%          13.80%            2.29%      2.22%           2.62%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     16.35%     16.02%          19.20%            1.84%      1.81%           2.14%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       CONSUMER STAPLES                CONSUMER STAPLES
                         SELECT SECTOR      S&P 500      SELECT SECTOR
                         SPDR FUND(A)      INDEX(C)        INDEX(B)
                       ----------------    --------    ----------------


12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10451.00        10584.00        10453.00
03/31/99                   10193.00        11111.00        10201.00
06/30/99                    9890.00        11895.00         9895.00
09/30/99                    8755.00        11152.00         8761.00
12/31/99                    8916.00        12811.00         8936.00
03/31/00                    8228.00        13104.00         8255.00
06/30/00                    9875.00        12756.00         9901.00
09/30/00                    9797.00        12631.00         9833.00
12/31/00                   11212.00        11644.00        11266.00
03/31/01                    9798.00        10264.00         9849.00
06/30/01                    9644.00        10864.00         9702.00
09/30/01                    9945.00         9269.00        10011.00
12/31/01                   10098.00        10260.00        10172.00
03/31/02                   10390.00        10288.00        10474.00
06/30/02                    8922.00         8909.00         8997.00
09/30/02                    7989.00         7370.00         8056.00
12/31/02                    8083.00         7992.00         8157.00
03/31/03                    7554.00         7740.00         7627.00
06/30/03                    8228.00         8931.00         8314.00
09/30/03                    8331.00         9168.00         8426.00
12/31/03                    8966.00        10284.00         9075.00
03/31/04                    9448.00        10458.00         9572.00
06/30/04                    9570.00        10638.00         9703.00
09/30/04                    9028.00        10439.00         9155.00
12/31/04                    9666.00        11403.00         9811.00
03/31/05                    9684.00        11158.00         9837.00
06/30/05                    9609.00        11311.00         9765.00
09/30/05                    9880.00        11718.00        10049.00
12/31/05                    9941.00        11963.00        10117.00
03/31/06                   10122.00        12466.00        10309.00
06/30/06                   10413.00        12287.00        10613.00
09/30/06                   10979.00        12983.00        11199.00
12/31/06                   11379.00        13852.00        11613.00
03/31/07                   11635.00        13941.00        11920.00

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 -----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER &        ALTRIA          WAL-MART         CVS/CAREMARK     COCA-COLA
                            GAMBLE CO.       GROUP, INC.     STORES, INC.     CORP.            CO. (THE)
 -----------------------------------------------------------------------------------------------------------------


    SHARES                  4,265,930        2,836,978       3,324,361        2,332,092        1,595,000

 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $269,436,139     249,115,037     156,078,749      79,617,621       76,560,000
 -----------------------------------------------------------------------------------------------------------------
    % OF                    16.2             15.0            9.4              4.8              4.6
    NET ASSETS
 -----------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE CHART IN %)

                                  Food &                                                                                 Short Term
BEVERAGES                   Staples Retailing    Food Products    Household Products    Personal Products    Tobacco    Investments
---------                   -----------------    -------------    ------------------    -----------------    -------    -----------


15.3                              27.40              14.80               23.10                 2.10           17.20         0.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                     THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                13.37%     13.31%           13.52%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                  12.24%     12.32%           12.45%          12.24%     12.32%          12.45%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07              113.49%    113.37%          115.34%          28.76%     28.74%          29.13%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07               125.83%    125.33%          129.05%          17.69%     17.64%          18.03%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    191.67%    191.49%          199.11%          13.78%     13.77%          14.12%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       ENERGY SELECT
                        SECTOR SPDR      S&P 500     ENERGY SELECT
                          FUND(A)       INDEX(C)    SECTOR INDEX(B)
                       -------------    --------    ---------------


12/16/98                  10000.00      10000.00        10000.00
12/31/98                   9835.00      10584.00         9859.00
03/31/99                  10483.00      11111.00        10512.00
06/30/99                  11993.00      11895.00        11993.00
09/30/99                  11791.00      11152.00        11800.00
12/31/99                  11707.00      12811.00        11730.00
03/31/00                  12672.00      13104.00        12717.00
06/30/00                  13098.00      12756.00        13167.00
09/30/00                  14314.00      12631.00        14400.00
12/31/00                  14558.00      11644.00        14657.00
03/31/01                  13514.00      10264.00        13623.00
06/30/01                  13419.00      10864.00        13535.00
09/30/01                  11482.00       9269.00        11595.00
12/31/01                  11885.00      10260.00        12006.00
03/31/02                  12913.00      10288.00        13059.00
06/30/02                  11780.00       8909.00        11920.00
09/30/02                   9561.00       7370.00         9669.00
12/31/02                  10138.00       7992.00        10262.00
03/31/03                  10207.00       7740.00        10342.00
06/30/03                  11041.00       8931.00        11198.00
09/30/03                  11078.00       9168.00        11242.00
12/31/03                  12811.00      10284.00        13015.00
03/31/04                  13663.00      10458.00        13889.00
06/30/04                  14727.00      10638.00        14990.00
09/30/04                  16426.00      10439.00        16741.00
12/31/04                  17092.00      11403.00        17433.00
03/31/05                  20248.00      11158.00        20675.00
06/30/05                  21087.00      11311.00        21513.00
09/30/05                  25500.00      11718.00        26054.00
12/31/05                  23967.00      11963.00        24495.00
03/31/06                  25991.00      12466.00        26598.00
06/30/06                  27173.00      12287.00        27820.00
09/30/06                  25728.00      12983.00        26349.00
12/31/06                  28352.00      13852.00        29054.00
03/31/07                  29167.00      13941.00        29911.00

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 ------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL      CHEVRON                            SCHLUMBERGER     OCCIDENTAL PETROLEUM
                            CORP.            CORP.           CONOCOPHILLIPS     LTD.             CORP.
 ------------------------------------------------------------------------------------------------------------------------


    SHARES                  12,981,200       7,912,833       6,123,474          2,991,729        3,404,259

 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $979,431,540     585,233,129     418,539,448        206,728,474      167,864,011
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         21.5             12.8            9.2                4.5              3.7
 ------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE CHART IN %)

                              Oil, Gas
    ENERGY EQUIPMENT        & Consumable     Short Term
& SERVICES                      Fuels       Investments
--------------------        ------------    -----------


21                              78.90           0.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                 3.85%      3.70%           4.02%              N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                  11.85%     11.67%          12.19%           11.85%     11.67%          12.19%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               29.34%     29.31%          30.44%            8.95%      8.95%           9.26%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                45.65%     45.58%          47.84%            7.81%      7.80%           8.13%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     88.11%     87.98%          92.25%            7.92%      7.91%           8.20%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       FINANCIAL SELECT
                          SECTOR SPDR       S&P 500    FINANCIAL SELECT
                            FUND(A)        INDEX(C)     SECTOR INDEX(B)
                       ----------------    --------    ----------------


12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10597.00        10584.00        10585.00
03/31/99                   11371.00        11111.00        11362.00
06/30/99                   11925.00        11895.00        11914.00
09/30/99                   10097.00        11152.00        10087.00
12/31/99                   10956.00        12811.00        10961.00
03/31/00                   11195.00        13104.00        11212.00
06/30/00                   10885.00        12756.00        10905.00
09/30/00                   13446.00        12631.00        13489.00
12/31/00                   13743.00        11644.00        13802.00
03/31/01                   12418.00        10264.00        12473.00
06/30/01                   13386.00        10864.00        13454.00
09/30/01                   11631.00         9269.00        11695.00
12/31/01                   12489.00        10260.00        12568.00
03/31/02                   12914.00        10288.00        13004.00
06/30/02                   11945.00         8909.00        12031.00
09/30/02                    9907.00         7370.00         9982.00
12/31/02                   10634.00         7992.00        10725.00
03/31/03                   10086.00         7740.00        10177.00
06/30/03                   11934.00         8931.00        12058.00
09/30/03                   12428.00         9168.00        12567.00
12/31/03                   13879.00        10284.00        14054.00
03/31/04                   14541.00        10458.00        14738.00
06/30/04                   14191.00        10638.00        14387.00
09/30/04                   14238.00        10439.00        14438.00
12/31/04                   15350.00        11403.00        15583.00
03/31/05                   14367.00        11158.00        14592.00
06/30/05                   14977.00        11311.00        15223.00
09/30/05                   15077.00        11718.00        15333.00
12/31/05                   16303.00        11963.00        16596.00
03/31/06                   16822.00        12466.00        17136.00
06/30/06                   16790.00        12287.00        17113.00
09/30/06                   18113.00        12983.00        18481.00
12/31/06                   19373.00        13852.00        19787.00
03/31/07                   18811.00        13941.00        19225.00

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                   AMERICAN
                                                BANK OF           INTERNATIONAL     JPMORGAN        WELLS FARGO
                            CITIGROUP, INC.     AMERICA CORP.     GROUP, INC.       CHASE & CO.     & CO.
 ------------------------------------------------------------------------------------------------------------------


    SHARES                  4,109,874           3,749,135         2,180,808         2,911,866       2,832,280

 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $211,000,931        191,280,868       146,593,914       140,876,077     97,515,400
 ------------------------------------------------------------------------------------------------------------------
    % OF                    9.1                 8.3               6.3               6.1             4.2
    NET ASSETS
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE GRAPH IN %)

                                                                                                             Real Estate
                                                                    Diversified Financial                 Investment Trusts
CAPTIAL MARKETS             Commercial Banks    Consumer Finance           Services          Insurance         (REITS)
---------------             ----------------    ----------------    ---------------------    ---------    -----------------


17.1                              18.90               4.20                  25.10              21.90             5.90

                             Real Estate
                            Management &        Thrifts &        Short Term
CAPTIAL MARKETS              Development    Mortgage Finance    Investments
---------------             ------------    ----------------    -----------


17.1                            0.50              6.20              0.20




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        HEALTH CARE      NET ASSET    MARKET        HEALTH CARE
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                 2.28%      2.16%           2.38%             N/A        N/A              N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                   6.82%      6.70%           7.09%           6.82%      6.70%            7.09%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               17.29%     16.97%          18.17%           5.46%      5.36%            5.72%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                21.35%     21.27%          22.96%           3.95%      3.93%            4.22%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     50.93%     50.77%          54.50%           5.09%      5.08%            5.39%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)



                       Health Care Select Sector SPDR Fund(a)   S&P 500 Index(c)   Health Care Select Sector Index(b)
12/16/98                                            10000.00           10000.00                             10000.00
12/31/98                                            10817.00           10584.00                             10828.00
03/31/99                                            11659.00           11111.00                             11707.00
06/30/99                                            12297.00           11895.00                             12362.00
09/30/99                                            11203.00           11152.00                             11278.00
12/31/99                                            12988.00           12811.00                             13091.00
03/31/00                                            12937.00           13104.00                             13056.00
06/30/00                                            12352.00           12756.00                             12455.00
09/30/00                                            12193.00           12631.00                             12281.00
12/31/00                                            11486.00           11644.00                             11566.00
03/31/01                                            11357.00           10264.00                             11437.00
06/30/01                                            12430.00           10864.00                             12524.00
09/30/01                                             9913.00            9269.00                              9996.00
12/31/01                                            11464.00           10260.00                             11569.00
03/31/02                                            12440.00           10288.00                             12565.00
06/30/02                                            11576.00            8909.00                             11697.00
09/30/02                                            10735.00            7370.00                             10853.00
12/31/02                                            11270.00            7992.00                             11404.00
03/31/03                                            11379.00            7740.00                             11522.00
06/30/03                                            12499.00            8931.00                             12668.00
09/30/03                                            11934.00            9168.00                             12105.00
12/31/03                                            12933.00           10284.00                             13129.00
03/31/04                                            12869.00           10458.00                             13074.00
06/30/04                                            13204.00           10638.00                             13424.00
09/30/04                                            12480.00           10439.00                             12694.00
12/31/04                                            13120.00           11403.00                             13356.00
03/31/05                                            13034.00           11158.00                             13276.00
06/30/05                                            13565.00           11311.00                             13827.00
09/30/05                                            13768.00           11718.00                             14043.00
12/31/05                                            13968.00           11963.00                             14256.00
03/31/06                                            14127.00           12466.00                             14427.00
06/30/06                                            13405.00           12287.00                             13696.00
09/30/06                                            14757.00           12983.00                             15090.00
12/31/06                                            14958.00           13852.00                             15304.00
03/31/07                                            15093.00           13941.00                             15450.00

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                              JOHNSON &                             ABBOTT           UNITEDHEALTH
                            PFIZER, INC.     JOHNSON         MERCK & CO., INC.     LABORATORIES     GROUP, INC.
 -------------------------------------------------------------------------------------------------------------------


    SHARES                  9,018,345        3,682,791       2,756,962             1,666,682        1,739,966

 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $227,803,395     221,924,986     121,775,011           93,000,855       92,165,999
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.8             11.5            6.3                   4.8              4.8
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE GRAPH IN %)

                            Health Care    Health Care                   Life Sciences
                            Equipment &    Providers &    Health Care       Tools &                           Short Term
BIOTECHNOLOGY                 Supplies       Services      Technology       Services      Pharmaceuticals    Investments
-------------               -----------    -----------    -----------    -------------    ---------------    -----------


10.7                           14.30          19.80           0.40            2.50             52.10             0.20




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        INDUSTRIAL       NET ASSET    MARKET        INDUSTRIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                 7.78%      7.73%           7.93%              N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                   7.11%      6.80%           7.38%            7.11%      6.80%           7.38%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               40.91%     40.37%          42.02%           12.11%     11.97%          12.40%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                41.25%     41.20%          43.28%            7.15%      7.14%           7.46%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     76.61%     76.35%          81.19%            7.10%      7.08%           7.43%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       INDUSTRIAL SELECT
                          SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                            FUND(A)         INDEX(C)     SECTOR INDEX(B)
                       -----------------    --------    -----------------


12/16/98                    10000.00        10000.00         10000.00
12/31/98                    10759.00        10584.00         10765.00
03/31/99                    11010.00        11111.00         11027.00
06/30/99                    13153.00        11895.00         13181.00
09/30/99                    12740.00        11152.00         12774.00
12/31/99                    13223.00        12811.00         13280.00
03/31/00                    13001.00        13104.00         13075.00
06/30/00                    12786.00        12756.00         12873.00
09/30/00                    13645.00        12631.00         13754.00
12/31/00                    14150.00        11644.00         14268.00
03/31/01                    12030.00        10264.00         12135.00
06/30/01                    13194.00        10864.00         13318.00
09/30/01                    10766.00         9269.00         10870.00
12/31/01                    12696.00        10260.00         12827.00
03/31/02                    12498.00        10288.00         12647.00
06/30/02                    10986.00         8909.00         11118.00
09/30/02                     9019.00         7370.00          9130.00
12/31/02                     9557.00         7992.00          9682.00
03/31/03                     8996.00         7740.00          9119.00
06/30/03                    10448.00         8931.00         10608.00
09/30/03                    10923.00         9168.00         11097.00
12/31/03                    12662.00        10284.00         12879.00
03/31/04                    12534.00        10458.00         12758.00
06/30/04                    13587.00        10638.00         13841.00
09/30/04                    13501.00        10439.00         13763.00
12/31/04                    14869.00        11403.00         15171.00
03/31/05                    14601.00        11158.00         14903.00
06/30/05                    14151.00        11311.00         14451.00
09/30/05                    14563.00        11718.00         14882.00
12/31/05                    15282.00        11963.00         15628.00
03/31/06                    16489.00        12466.00         16875.00
06/30/06                    16547.00        12287.00         16944.00
09/30/06                    16385.00        12983.00         16789.00
12/31/06                    17360.00        13852.00         17800.00
03/31/07                    17661.00        13941.00         18119.00

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 --------------------------------------------------------------------------------------------------------------

                            GENERAL          UNITED PARCEL                    UNITED           TYCO
    DESCRIPTION             ELECTRIC         SERVICE, INC.     BOEING         TECHNOLOGIES     INTERNATIONAL
                            CO.              (CLASS B)         CO.            CORP.            LTD.
 --------------------------------------------------------------------------------------------------------------


    SHARES                  5,768,615        822,981           624,518        784,294          1,549,744

 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $203,978,227     57,690,968        55,525,895     50,979,110       48,894,423
 --------------------------------------------------------------------------------------------------------------
    % OF                    19.0             5.4               5.2            4.8              4.6
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE CHART IN %)

       AEROSPACE &          Air Freight                                     Commercial Services    Construction &
DEFENSE                     & Logistics    Airlines    Building Products         & Supplies          Engineering
--------------- --          -----------    --------    -----------------    -------------------    --------------


24                              8.50         0.90             1.70                  6.10                0.80

       AEROSPACE &                                                                           Road &    Trading Companies
DEFENSE                     Electrical Equipment    Industrial Conglomerates    Machinery     Rail       & Distributors
--------------- --          --------------------    ------------------------    ---------    ------    -----------------


24                                  4.30                      28.70               16.50       7.90            0.50

       AEROSPACE &           Short Term
DEFENSE                     Investments
--------------- --          -----------


24                              0.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         MATERIALS       NET ASSET    MARKET         MATERIALS
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                21.34%     21.05%           21.31%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                  20.11%     19.63%           20.18%          20.11%     19.63%          20.18%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               54.83%     54.63%           56.18%          15.69%     15.64%          16.02%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                78.63%     78.11%           81.33%          12.30%     12.24%          12.64%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    122.05%    121.58%          128.48%          10.10%     10.07%          10.48%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       MATERIALS SELECT
                          SECTOR SPDR       S&P 500    MATERIALS SELECT
                            FUND(A)        INDEX(C)     SECTOR INDEX(C)
                       ----------------    --------    ----------------


12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10429.00        10584.00        10435.00
03/31/99                   10567.00        11111.00        10588.00
06/30/99                   12639.00        11895.00        12656.00
09/30/99                   11559.00        11152.00        11584.00
12/31/99                   12949.00        12811.00        13024.00
03/31/00                   11342.00        13104.00        11414.00
06/30/00                    9749.00        12756.00         9829.00
09/30/00                    8961.00        12631.00         9029.00
12/31/00                   10969.00        11644.00        11055.00
03/31/01                   10341.00        10264.00        10444.00
06/30/01                   11387.00        10864.00        11506.00
09/30/01                   10039.00         9269.00        10155.00
12/31/01                   11260.00        10260.00        11404.00
03/31/02                   12429.00        10288.00        12600.00
06/30/02                   12206.00         8909.00        12383.00
09/30/02                    9412.00         7370.00         9541.00
12/31/02                   10613.00         7992.00        10771.00
03/31/03                    9845.00         7740.00         9996.00
06/30/03                   11185.00         8931.00        11371.00
09/30/03                   11865.00         9168.00        12079.00
12/31/03                   14594.00        10284.00        14882.00
03/31/04                   14339.00        10458.00        14629.00
06/30/04                   14728.00        10638.00        15037.00
09/30/04                   15221.00        10439.00        15553.00
12/31/04                   16527.00        11403.00        16908.00
03/31/05                   16827.00        11158.00        17226.00
06/30/05                   15232.00        11311.00        15597.00
09/30/05                   15495.00        11718.00        15892.00
12/31/05                   17214.00        11963.00        17677.00
03/31/06                   18491.00        12466.00        19011.00
06/30/06                   18414.00        12287.00        18943.00
09/30/06                   18301.00        12983.00        18834.00
12/31/06                   20356.00        13852.00        20967.00
03/31/07                   22205.00        13941.00        22848.00

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 -----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             DU PONT (E.I.)                                                    FREEPORT-MCMORAN
                            DE NEMOURS         DOW CHEMICAL     MONSANTO       ALCOA,         COPPER & GOLD, INC.
                            AND CO.            CO.              CO.            INC.           (CLASS B)
 -----------------------------------------------------------------------------------------------------------------


    SHARES                  2,963,441          3,075,870        1,742,891      2,788,434      1,215,176

 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $146,482,889       141,059,398      95,789,289     94,527,913     80,432,529
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.6               11.2             7.6            7.5            6.4
 -----------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE GRAPH IN %)

                                                      Containers &    Metals &        Paper &         Short Term
CHEMICALS                   Construction Materials      packaging      Mining     Forest Products    Investments
---------                   ----------------------    ------------    --------    ---------------    -----------


51.4                                 2.90                 6.30          29.60           9.70             0.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                 6.74%      6.83%            6.87%             N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                   6.27%      6.10%            6.52%           6.27%      6.10%           6.52%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               19.61%     19.64%           20.41%           6.15%      6.16%           6.39%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                12.28%     12.33%           13.65%           2.34%      2.35%           2.59%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    -18.86%    -18.91%          -17.25%          -2.49%     -2.50%          -2.26%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       TECHNOLOGY SELECT
                          SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                            FUND(A)         INDEX(C)     SECTOR INDEX(B)
                       -----------------    --------    -----------------


12/16/98                    10000.00        10000.00         10000.00
12/31/98                    10851.00        10584.00         10827.00
03/31/99                    12189.00        11111.00         12178.00
06/30/99                    13445.00        11895.00         13445.00
09/30/99                    13700.00        11152.00         13718.00
12/31/99                    18011.00        12811.00         18047.00
03/31/00                    20021.00        13104.00         20086.00
06/30/00                    17985.00        12756.00         18060.00
09/30/00                    15435.00        12631.00         15504.00
12/31/00                    10410.00        11644.00         10459.00
03/31/01                     8255.00        10264.00          8297.00
06/30/01                     9253.00        10864.00          9313.00
09/30/01                     6373.00         9269.00          6414.00
12/31/01                     8020.00        10260.00          8077.00
03/31/02                     7226.00        10288.00          7282.00
06/30/02                     5277.00         8909.00          5319.00
09/30/02                     3933.00         7370.00          3965.00
12/31/02                     4940.00         7992.00          4986.00
03/31/03                     4779.00         7740.00          4826.00
06/30/03                     5677.00         8931.00          5739.00
09/30/03                     6083.00         9168.00          6155.00
12/31/03                     6869.00        10284.00          6955.00
03/31/04                     6784.00        10458.00          6873.00
06/30/04                     6928.00        10638.00          7023.00
09/30/04                     6410.00        10439.00          6503.00
12/31/04                     7227.00        11403.00          7339.00
03/31/05                     6691.00        11158.00          6790.00
06/30/05                     6826.00        11311.00          6931.00
09/30/05                     7157.00        11718.00          7270.00
12/31/05                     7217.00        11963.00          7338.00
03/31/06                     7635.00        12466.00          7769.00
06/30/06                     6996.00        12287.00          7122.00
09/30/06                     7601.00        12983.00          7743.00
12/31/06                     8091.00        13852.00          8243.00
03/31/07                     8114.00        13941.00          8275.00

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 ----------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             MICROSOFT        AT&T,           CISCO SYSTEMS,     INTERNATIONAL BUSINESS     VERIZON
                            CORP.            INC.            INC.               MACHINES CORP.             COMMUNICATIONS, INC.
 ----------------------------------------------------------------------------------------------------------------------------------


    SHARES                  7,411,620        4,089,616       5,195,346          1,294,722                  2,502,645

 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $206,561,849     161,253,559     132,637,183        122,040,496                94,900,298
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF                    10.3             8.0             6.6                6.1                        4.7
    NET ASSETS
 ----------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





(PIE GRAPH IN %)

                            Computers &    Diversified Telecommunication    Electronic Equipment    Internet Software
COMMUNICATIONS EQUIPMENT    Peripherals               Services                  & Instruments           & Services
------------------------    -----------    -----------------------------    --------------------    -----------------


14.4                           20.50                   14.40                        1.30                   7.80

                                                                     Semiconductor &
                                                                 Semiconductor Equipment                Wireless Telecommunication
COMMUNICATIONS EQUIPMENT    IT Services    Office Electronics                               Software             Services
------------------------    -----------    ------------------    -----------------------    --------    --------------------------


14.4                            6.30              0.70                    13.20               17.90                3.40

                             Short Term
COMMUNICATIONS EQUIPMENT    Investments
------------------------    -----------


14.4                            0.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------


    SIX MONTHS ENDED 3/31/07                19.07%     18.91%          19.29%              N/A        N/A             N/A

 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/07                  33.28%     33.21%          33.77%           33.28%     33.21%          33.77%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 3/31/07               80.72%     80.06%          82.59%           21.81%     21.66%          22.22%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 3/31/07                69.71%     69.34%          72.70%           11.16%     11.11%          11.55%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     82.50%     82.39%          85.80%            7.52%      7.52%           7.76%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to March 31, 2007.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       UTILITIES SELECT
                          SECTOR SPDR       S&P 500    UTILITIES SELECT
                            FUND(A)        INDEX(C)     SECTOR INDEX(B)
                       ----------------    --------    ----------------


12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10369.00        10584.00        10370.00
03/31/99                    9239.00        11111.00         9230.00
06/30/99                   10818.00        11895.00        10779.00
09/30/99                   10366.00        11152.00        10326.00
12/31/99                   10022.00        12811.00         9976.00
03/31/00                    9490.00        13104.00         9461.00
06/30/00                    9789.00        12756.00         9768.00
09/30/00                   11731.00        12631.00        11711.00
12/31/00                   12223.00        11644.00        12205.00
03/31/01                   11704.00        10264.00        11695.00
06/30/01                   11625.00        10864.00        11623.00
09/30/01                   11073.00         9269.00        11075.00
12/31/01                   10627.00        10260.00        10632.00
03/31/02                   10749.00        10288.00        10758.00
06/30/02                    9393.00         8909.00         9403.00
09/30/02                    7293.00         7370.00         7308.00
12/31/02                    7639.00         7992.00         7664.00
03/31/03                    7394.00         7740.00         7424.00
06/30/03                    8955.00         8931.00         9009.00
09/30/03                    8913.00         9168.00         8964.00
12/31/03                    9611.00        10284.00         9677.00
03/31/04                   10095.00        10458.00        10175.00
06/30/04                    9960.00        10638.00        10044.00
09/30/04                   10620.00        10439.00        10720.00
12/31/04                   11899.00        11403.00        12026.00
03/31/05                   12532.00        11158.00        12678.00
06/30/05                   13683.00        11311.00        13859.00
09/30/05                   14662.00        11718.00        14866.00
12/31/05                   13863.00        11963.00        14052.00
03/31/06                   13695.00        12466.00        13889.00
06/30/06                   14463.00        12287.00        14679.00
09/30/06                   15328.00        12983.00        15576.00
12/31/06                   16716.00        13852.00        17001.00
03/31/07                   18250.00        13941.00        18580.00

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2007



 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXELON           DOMINION            TXU             SOUTHERN CO.     DUKE ENERGY
                            CORP.            RESOURCES, INC.     CORP.           (THE)            CORP.
 -------------------------------------------------------------------------------------------------------------------


    SHARES                  4,626,695        2,409,612           3,170,478       5,167,800        8,678,809

 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $317,900,213     213,901,257         203,227,640     189,399,870      176,093,035
 -------------------------------------------------------------------------------------------------------------------
    % OF                    9.7              6.5                 6.2             5.8              5.4
    NET ASSETS
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2007*





[PIE GRAPH IN %]

ELECTRIC                     Independent Power
 UTILI-                         Producers &                           Short Term
TIES        Gas Utilities      Energy Traders     Multi-Utilities    Investments
--------    -------------    -----------------    ---------------    -----------


51.1             2.10              13.30               33.30             0.20




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----


COMMON STOCKS -- 99.7%
AUTO COMPONENTS -- 1.8%
Goodyear Tire & Rubber Co.
  (The) (a)...................     90,722     $2,829,619
Johnson Controls, Inc. .......     99,043      9,371,449
                                            ------------
                                              12,201,068
                                            ------------
AUTOMOBILES -- 3.6%
Ford Motor Co. ...............    950,743      7,501,362
General Motors Corp. .........    285,200      8,738,528
Harley-Davidson, Inc. ........    130,489      7,666,229
                                            ------------
                                              23,906,119
                                            ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ............     85,914      4,209,786
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
Apollo Group, Inc. (Class A)
  (a).........................     70,120      3,078,268
Block (H&R), Inc. ............    162,519      3,419,400
                                            ------------
                                               6,497,668
                                            ------------
HOTELS RESTAURANTS & LEISURE -- 15.1%
Carnival Corp. ...............    223,051     10,452,170
Darden Restaurants, Inc. .....     73,027      3,007,982
Harrah's Entertainment,
  Inc. .......................     94,012      7,939,313
Hilton Hotels Corp. ..........    196,030      7,049,239
International Game
  Technology..................    169,899      6,860,522
Marriott International, Inc.
  (Class A)...................    166,613      8,157,372
McDonald's Corp. .............    608,458     27,411,033
Starbucks Corp. (a)...........    378,880     11,881,677
Starwood Hotels & Resorts
  Worldwide, Inc. ............    108,236      7,019,104
Wendy's International, Inc. ..     43,739      1,369,031
Wyndham Worldwide Corp. (a)...     95,711      3,268,531
Yum Brands, Inc. .............    133,583      7,715,754
                                            ------------
                                             102,131,728
                                            ------------

HOUSEHOLD DURABLES -- 5.7%
Black & Decker Corp. .........     33,206      2,710,274
Centex Corp. .................     60,233      2,516,535
D.R. Horton, Inc. ............    138,729      3,052,038
Fortune Brands, Inc. .........     76,842      6,056,686
Harman International
  Industries, Inc. ...........     32,966      3,167,373
KB HOME.......................     39,308      1,677,272
Leggett & Platt, Inc. ........     90,632      2,054,627
Lennar Corp. (Class A)........     69,313      2,925,702
Newell Rubbermaid, Inc. ......    139,996      4,352,476
Pulte Homes, Inc. ............    106,085      2,807,009
Snap-on, Inc. ................     29,555      1,421,596
Stanley Works (The)...........     41,724      2,309,841
Whirlpool Corp. ..............     39,676      3,368,889
                                            ------------
                                              38,420,318
                                            ------------

INTERNET & CATALOG RETAIL -- 1.5%
Amazon.com, Inc. (a)..........    156,691      6,234,735
IAC/InterActiveCorp (a).......    109,763      4,139,163
                                            ------------
                                              10,373,898
                                            ------------

LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. ..............     45,835      1,459,845
Eastman Kodak Co. ............    143,940      3,247,286
Hasbro, Inc. .................     80,169      2,294,437
Mattel, Inc. .................    197,685      5,450,175
                                            ------------
                                              12,451,743
                                            ------------

MEDIA -- 33.1%
CBS Corp. ....................    374,228     11,447,635
Clear Channel Communications,
  Inc. .......................    250,025      8,760,876
Comcast Corp. (Class A) (a)...  1,568,782     40,709,880
DIRECTV Group, Inc. (The)
  (a).........................    390,464      9,008,004
Disney (Walt) Co. (The).......  1,033,784     35,593,183
Dow Jones & Co., Inc. ........     33,166      1,143,232
Gannett Co., Inc. ............    118,426      6,666,200
Interpublic Group of
  Companies, Inc. (a).........    235,070      2,893,712
McGraw-Hill Cos., Inc. (The)..    178,897     11,249,043
Meredith Corp. ...............     19,744      1,133,108
New York Times Co. (The)
  (Class A)...................     73,404      1,725,728
News Corp. (Class A)..........  1,182,771     27,345,665
Omnicom Group, Inc. ..........     84,473      8,648,346
Scripps (E.W.) Co. (The)
  (Class A)...................     42,314      1,890,590
Time Warner, Inc. ............  1,924,913     37,959,284
Tribune Co. ..................     90,300      2,899,533
Viacom, Inc. (Class B) (a)....    350,263     14,399,312
                                            ------------
                                             223,473,331
                                            ------------

MULTILINE RETAIL -- 12.1%
Big Lots, Inc. (a)............     55,420      1,733,538
Dillard's, Inc. (Class A).....     30,235        989,591
Dollar General Corp. .........    156,225      3,304,159
Family Dollar Stores, Inc. ...     75,966      2,250,113
Federated Department Stores,
  Inc. .......................    264,795     11,929,015
J.C. Penney Co., Inc. (Holding
  Co.)........................    113,242      9,303,963
Kohl's Corp. (a)..............    164,609     12,610,695
Nordstrom, Inc. ..............    115,384      6,108,429
Sears Holdings Corp. (a)......     41,903      7,549,244
Target Corp. .................    433,081     25,664,380
                                            ------------
                                              81,443,127
                                            ------------

SPECIALTY RETAIL -- 18.9%
Abercrombie & Fitch Co. (Class
  A)..........................     45,472      3,441,321
AutoNation, Inc. (a)..........     75,113      1,595,400
AutoZone, Inc. (a)............     25,082      3,214,007
Bed Bath & Beyond, Inc. (a)...    142,841      5,737,923
Best Buy Co., Inc. ...........    204,045      9,941,072
Circuit City Stores, Inc. ....     71,452      1,324,006
Gap, Inc. (The)...............    265,593      4,570,856
Home Depot, Inc. .............  1,029,041     37,806,966
Limited Brands, Inc. .........    172,045      4,483,493
Lowe's Companies, Inc. .......    767,843     24,179,376
Office Depot, Inc. (a)........    140,248      4,928,315
OfficeMax, Inc. ..............     37,213      1,962,614
RadioShack Corp. .............     69,327      1,873,909
Sherwin-Williams Co. (The)....     56,553      3,734,760
Staples, Inc. ................    362,042      9,355,165
Tiffany & Co. ................     67,859      3,086,227
TJX Cos., Inc. (The)..........    228,952      6,172,546
                                            ------------
                                             127,407,956
                                            ------------

TEXTILES, APPAREL & LUXURY GOODS -- 4.4%
Coach, Inc. (a)...............    186,511      9,334,875
Jones Apparel Group, Inc. ....     55,198      1,696,234
Liz Claiborne, Inc. ..........     51,841      2,221,387
NIKE, Inc. (Class B)..........     95,203     10,116,271


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----

TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Polo Ralph Lauren Corp. (Class
  A)..........................     30,893      2,723,218
V.F. Corp. ...................     45,388      3,749,957
                                            ------------
                                              29,841,942
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $710,862,197).........               672,358,684
                                            ------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment
  Class Prime Fund (Cost
  $4,919,723).................  4,919,723      4,919,723
                                            ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $715,781,920).........               677,278,407
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.......                (2,742,027)
                                            ------------
NET ASSETS -- 100.0%..........              $674,536,380
                                            ============





(a) Non-income producing security



See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.7%
BEVERAGES -- 15.2%
Anheuser-Busch Cos, Inc. ....  1,110,994      $56,060,757
Brown-Forman Corp. (Class
  B).........................    155,080       10,167,045
Coca-Cola Co. (The)..........  1,595,000       76,560,000
Coca-Cola Enterprises,
  Inc. ......................    549,082       11,118,910
Constellation Brands, Inc.
  (Class A) (a)..............    434,168        9,195,678
Molson Coors Brewing Co.
  (Class B)..................    107,921       10,211,485
Pepsi Bottling Group, Inc.
  (The)......................    296,564        9,457,426
PepsiCo, Inc. ...............  1,112,017       70,679,801
                                           --------------
                                              253,451,102
                                           --------------
FOOD & STAPLES RETAILING -- 27.4%
Costco Wholesale Corp. ......    678,765       36,544,708
CVS/Caremark Corp. ..........  2,332,092       79,617,621
Kroger Co. ..................  1,140,506       32,219,294
Safeway, Inc. ...............    740,808       27,143,205
SUPERVALU, Inc. .............    448,518       17,523,598
Sysco Corp. .................    944,943       31,967,422
Wal-Mart Stores, Inc. .......  3,324,361      156,078,749
Walgreen Co. ................  1,431,746       65,702,824
Whole Foods Market, Inc. ....    190,972        8,565,094
                                           --------------
                                              455,362,515
                                           --------------

FOOD PRODUCTS -- 14.8%
Archer-Daniels-Midland Co. ..  1,022,275       37,517,493
Campbell Soup Co. ...........    435,811       16,974,839
ConAgra Foods, Inc. .........    852,351       21,232,063
Dean Foods Co. (a)...........    175,170        8,187,446
General Mills, Inc. .........    535,211       31,159,984
H.J. Heinz Co. ..............    539,887       25,439,476
Hershey Co. (The)............    295,858       16,171,598
Kellogg Co. .................    417,495       21,471,768
Kraft Foods, Inc. (Class A)..    243,000        7,705,530
McCormick & Co., Inc. .......    290,360       11,184,667
Sara Lee Corp. ..............  1,169,828       19,793,490
Tyson Foods, Inc. (Class A)..    549,601       10,667,755
Wm. Wrigley Jr., Co. ........    360,325       18,351,352
                                           --------------
                                              245,857,461
                                           --------------

HOUSEHOLD PRODUCTS -- 23.0%
Clorox Co. ..................    268,077       17,073,824
Colgate-Palmolive Co. .......    757,281       50,578,798
Kimberly-Clark Corp. ........    673,865       46,153,014
Procter & Gamble Co. ........  4,265,930      269,436,139
                                           --------------
                                              383,241,775
                                           --------------

PERSONAL PRODUCTS -- 2.1%
Avon Products, Inc. .........    711,590       26,513,844
Estee Lauder Cos., Inc. (The)
  (Class A)..................    157,927        7,714,734
                                           --------------
                                               34,228,578
                                           --------------
TOBACCO -- 17.2%
Altria Group, Inc. ..........  2,836,978      249,115,037
Reynolds American, Inc. .....    307,642       19,199,937
UST, Inc. ...................    304,174       17,636,009
                                           --------------
                                              285,950,983
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,587,134,018)......               1,658,092,414
                                           --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $1,638,095)................  1,638,095        1,638,095
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,588,772,113)......               1,659,730,509
OTHER ASSETS AND
  LIABILITIES -- 0.2%........                   3,621,727
                                           --------------
NET ASSETS -- 100.0%.........              $1,663,352,236
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----


COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 21.0%
Baker Hughes, Inc. .........   1,442,821      $95,413,753
BJ Services Co. ............   1,758,051       49,049,623
ENSCO International, Inc. ..     534,615       29,083,056
Halliburton Co. ............   4,260,330      135,222,874
Nabors Industries Ltd. (a)..   1,620,360       48,076,081
National-Oilwell Varco, Inc.
  (a).......................     991,243       77,108,793
Noble Corp. ................     801,368       63,051,634
Rowan Cos., Inc. ...........   1,076,071       34,940,025
Schlumberger Ltd. ..........   2,991,729      206,728,474
Smith International, Inc. ..     706,579       33,951,121
Transocean, Inc. (a)........   1,312,076      107,196,609
Weatherford International
  Ltd. (a)..................   1,710,107       77,125,826
                                           --------------
                                              956,947,869
                                           --------------

OIL, GAS & CONSUMABLE FUELS -- 78.9%
Anadarko Petroleum Corp. ...   2,137,142       91,854,363
Apache Corp. ...............   1,513,330      106,992,431
Chesapeake Energy Corp. ....   2,256,801       69,690,015
Chevron Corp. ..............   7,912,833      585,233,129
ConocoPhillips..............   6,123,474      418,539,448
Consol Energy, Inc. ........   1,333,283       52,171,364
Devon Energy Corp. .........   1,922,521      133,076,904
El Paso Corp. ..............   4,067,740       58,860,198
EOG Resources, Inc. ........   1,195,608       85,294,675
Exxon Mobil Corp. ..........  12,981,200      979,431,540
Hess Corp. (a)..............   1,531,611       84,958,462
Kinder Morgan, Inc. ........     586,745       62,459,005
Marathon Oil Corp. .........   1,497,141      147,962,445
Murphy Oil Corp. ...........   1,123,572       59,998,745
Occidental Petroleum
  Corp. ....................   3,404,259      167,864,011
Peabody Energy Corp. .......     938,515       37,765,843
Spectra Energy Corp. .......   2,225,329       58,459,393
Sunoco, Inc. ...............     747,360       52,644,038
Valero Energy Corp. ........   2,547,868      164,312,007
Williams Cos., Inc. (The)...   3,032,971       86,318,355
XTO Energy, Inc. ...........   1,819,625       99,733,646
                                           --------------
                                            3,603,620,017
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $4,667,712,468).....                4,560,567,886
                                           --------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $3,552,335)...............   3,552,335        3,552,335
                                           --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,671,264,803).....                4,564,120,221
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)...                      968,410
                                           --------------
NET ASSETS -- 100.0%........               $4,565,088,631
                                           ==============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.





See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.7%
CAPITAL MARKETS -- 17.1%
Ameriprise Financial, Inc. ..    201,112      $11,491,540
Bank of New York Co., Inc.
  (The)......................    633,575       25,691,466
Bear Stearns Cos., Inc. .....    100,959       15,179,186
Charles Schwab Corp. (The)...    864,714       15,815,619
E*Trade Financial Corp. (a)..    360,407        7,647,837
Federated Investors, Inc.
  (Class B)..................     74,824        2,747,537
Franklin Resources, Inc. ....    140,429       16,968,036
Goldman Sachs Group, Inc. ...    344,837       71,253,669
Janus Capital Group, Inc. ...    159,533        3,335,835
Legg Mason, Inc. ............    110,283       10,389,761
Lehman Brothers Holdings,
  Inc. ......................    443,738       31,092,722
Mellon Financial Corp. ......    350,055       15,101,373
Merrill Lynch & Co., Inc. ...    741,245       60,537,479
Morgan Stanley...............    892,458       70,289,992
Northern Trust Corp. ........    158,639        9,540,550
State Street Corp. (b).......    279,823       18,118,539
T. Rowe Price Group, Inc. ...    223,073       10,526,815
                                           --------------
                                              395,727,956
                                           --------------

COMMERCIAL BANKS -- 18.9%
BB&T Corp. ..................    456,210       18,713,734
Comerica, Inc. ..............    132,639        7,841,618
Commerce Bancorp, Inc. ......    158,898        5,304,015
Compass Bancshares, Inc. ....    109,668        7,545,158
Fifth Third Bancorp..........    467,952       18,105,063
First Horizon National
  Corp. .....................    104,691        4,347,817
Huntington Bancshares,
  Inc. ......................    200,717        4,385,666
KeyCorp......................    333,219       12,485,716
M & T Bank Corp. ............     64,504        7,471,498
Marshall & Ilsley Corp. .....    214,506        9,933,773
National City Corp. .........    498,572       18,571,807
PNC Financial Services
  Group......................    291,180       20,956,225
Regions Financial Corp. .....    613,406       21,696,170
SunTrust Banks, Inc. ........    297,721       24,722,752
Synovus Financial Corp. .....    274,869        8,889,264
U.S. Bancorp.................  1,484,802       51,923,526
Wachovia Corp. ..............  1,597,599       87,947,825
Wells Fargo & Co. ...........  2,832,280       97,515,400
Zions Bancorp................     92,888        7,850,894
                                           --------------
                                              436,207,921
                                           --------------

CONSUMER FINANCE -- 4.2%
American Express Co. ........    999,416       56,367,063
Capital One Financial
  Corp. .....................    344,366       25,985,858
SLM Corp. ...................    345,628       14,136,185
                                           --------------
                                               96,489,106
                                           --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.1%
Bank of America Corp. .......  3,749,135      191,280,868
Chicago Mercantile Exchange
  Holdings, Inc. ............     28,988       15,434,950
CIT Group, Inc. .............    162,810        8,615,905
Citigroup, Inc. .............  4,109,874      211,000,931
JPMorgan Chase & Co. ........  2,911,866      140,876,077
Moody's Corp. ...............    197,029       12,227,620
                                           --------------
                                              579,436,351
                                           --------------

INSURANCE -- 21.9%
ACE Ltd. ....................    275,365       15,712,327
AFLAC, Inc. .................    413,923       19,479,216
Allstate Corp. ..............    518,723       31,154,503
Ambac Financial Group,
  Inc. ......................     86,170        7,444,226
American International Group,
  Inc. ......................  2,180,808      146,593,914
Aon Corp. ...................    251,005        9,528,150
Chubb Corp. .................    343,881       17,768,331
Cincinnati Financial Corp. ..    145,337        6,162,289
Genworth Financial, Inc.
  (Class A)..................    370,907       12,959,491
Hartford Financial Services
  Group, Inc. (The)..........    268,401       25,653,768
Lincoln National Corp. ......    232,900       15,788,291
Loews Corp. .................    379,436       17,237,778
Marsh & McLennan Cos.,
  Inc. ......................    463,535       13,576,940
MBIA, Inc. ..................    113,404        7,426,828
MetLife, Inc. ...............    630,795       39,834,704
Principal Financial Group....    225,516       13,501,643
Progressive Corp. (The)......    626,628       13,673,023
Prudential Financial, Inc. ..    393,227       35,492,669
SAFECO Corp. ................     89,373        5,937,048
Torchmark Corp. .............     82,655        5,421,341
Travelers Cos., Inc. (The)...    566,286       29,316,626
Unum Group...................    288,616        6,646,827
XL Capital Ltd. (Class A)....    152,640       10,678,694
                                           --------------
                                              506,988,627
                                           --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.9%
Apartment Investment &
  Management Co. (Class A)...     82,115        4,737,214
Archstone-Smith Trust........    184,966       10,039,954
AvalonBay Communities,
  Inc. ......................     66,467        8,640,710
Boston Properties, Inc. .....     99,699       11,704,663
Developers Diversified Realty
  Corp. .....................    104,734        6,587,769
Equity Residential Properties
  Trust......................    247,302       11,927,375
Host Hotels & Resorts,
  Inc. ......................    422,609       11,118,843
Kimco Realty Corp. ..........    190,284        9,274,442
Plum Creek Timber Co.,
  Inc. ......................    149,080        5,876,734
ProLogis.....................    214,671       13,938,588
Public Storage, Inc. ........    103,409        9,789,730
Simon Property Group, Inc. ..    185,844       20,675,145
Vornado Realty Trust.........    109,308       13,044,817
                                           --------------
                                              137,355,984
                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
CB Richard Ellis Group, Inc.
  (Class A) (a)..............    155,926        5,329,551
Realogy Corp. (a)............    180,679        5,349,905
                                           --------------
                                               10,679,456
                                           --------------
THRIFTS & MORTGAGE FINANCE -- 6.2%
Countrywide Financial
  Corp. .....................    496,400       16,698,896
Fannie Mae...................    811,213       44,276,006
Freddie Mac..................    580,881       34,556,611
Hudson City Bancorp, Inc. ...    416,491        5,697,597
MGIC Investment Corp. .......     69,757        4,110,082
Sovereign Bancorp, Inc. .....    304,018        7,734,218
Washington Mutual, Inc. .....    745,169       30,089,924
                                           --------------
                                              143,163,334
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,419,992,514)......               2,306,048,735
                                           --------------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund (Cost
  $3,990,419)................  3,990,419        3,990,419
                                           --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $2,423,982,933)......               2,310,039,154
OTHER ASSETS AND
  LIABILITIES -- 0.1%........                   1,663,911
                                           --------------
NET ASSETS -- 100.0%.........              $2,311,703,065
                                           ==============




(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.







See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                                                         NUMBER OF
SECURITY                NUMBER OF SHARES        SHARES PURCHASED FOR THE       SHARES SOLD FOR THE      SHARES HELD
DESCRIPTION              HELD AT 9/30/06        SIX MONTHS ENDED 3/31/07    SIX MONTHS ENDED 3/31/07     AT 3/31/07
-----------         ------------------------    ------------------------    ------------------------    -----------


State Street Corp.
(Cost $18,756,771)           241,468                     439,192                     400,837              279,823


                                                    REALIZED GAIN ON
                      INCOME EARNED FOR THE      SHARES SOLD DURING THE        DIVIDEND RECEIVABLE
                    SIX MONTHS ENDED 3/31/07    SIX MONTHS ENDED 3/31/07           AT 3/31/07
                    ------------------------    ------------------------    ------------------------

                            $116,376                    $991,282                    $ 59,670





See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.8%
BIOTECHNOLOGY -- 10.7%

Amgen, Inc. (a)..............  1,487,650      $83,129,882
Biogen Idec, Inc. (a)........    446,106       19,798,184
Celgene Corp. (a)............    481,134       25,240,290
Genzyme Corp. (a)............    344,212       20,659,604
Gilead Sciences, Inc. (a)....    592,083       45,294,350
MedImmune, Inc. (a)..........    311,812       11,346,839
                                           --------------
                                              205,469,149
                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 14.3%
Bausch & Lomb, Inc. .........     74,834        3,828,507
Baxter International, Inc. ..    840,325       44,259,918
Becton, Dickinson and Co. ...    319,914       24,598,188
Biomet, Inc. ................    321,152       13,645,749
Boston Scientific Corp. (a)..  1,523,343       22,149,407
C.R. Bard, Inc. .............    137,636       10,943,438
Hospira, Inc. (a)............    195,267        7,986,420
Medtronic, Inc. .............  1,474,205       72,324,497
St. Jude Medical, Inc. (a)...    449,580       16,908,704
Stryker Corp. ...............    386,174       25,611,060
Varian Medical Systems, Inc.
  (a)........................    160,389        7,648,951
Zimmer Holdings, Inc. (a)....    307,144       26,233,169
                                           --------------
                                              276,138,008
                                           --------------
HEALTH CARE PROVIDERS & SERVICES -- 19.8%
Aetna, Inc. .................    675,839       29,594,990
AmerisourceBergen Corp. .....    250,354       13,206,173
Cardinal Health, Inc. .......    515,249       37,587,415
CIGNA Corp. .................    128,362       18,312,123
Coventry Health Care, Inc.
  (a)........................    202,984       11,377,253
Express Scripts, Inc. (a)....    181,925       14,684,986
Humana, Inc. (a).............    227,913       13,223,512
Laboratory Corp. of America
  Holdings (a)...............    153,268       11,131,855
Manor Care, Inc. ............     98,651        5,362,668
McKesson Corp. ..............    387,760       22,699,470
Medco Health Solutions, Inc.
  (a)........................    377,476       27,378,334
Patterson Cos., Inc. (a).....    174,020        6,175,970
Quest Diagnostics, Inc. .....    207,246       10,335,358
Tenet Healthcare Corp. (a)...    608,439        3,912,263
UnitedHealth Group, Inc. ....  1,739,966       92,165,999
WellPoint, Inc. (a)..........    801,146       64,972,941
                                           --------------
                                              382,121,310
                                           --------------

HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ............    255,439        7,576,321
                                           --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.5%
Applera Corp. -- Applied
  Biosystems Group...........    241,955        7,154,609
Millipore Corp. (a)..........     76,316        5,530,621
PerkinElmer, Inc. ...........    156,141        3,781,735
Thermo Electron Corp. (a)....    535,208       25,020,974
Waters Corp. (a).............    126,213        7,320,354
                                           --------------
                                               48,808,293
                                           --------------

PHARMACEUTICALS -- 52.1%
Abbott Laboratories..........  1,666,682       93,000,855
Allergan, Inc. ..............    201,352       22,313,829
Barr Pharmaceuticals, Inc.
  (a)........................    132,194        6,127,192
Bristol-Myers Squibb Co. ....  2,586,448       71,799,796
Eli Lilly and Co. ...........  1,257,158       67,521,956
Forest Laboratories, Inc.
  (a)........................    409,907       21,085,615
Johnson & Johnson............  3,682,791      221,924,986
King Pharmaceuticals, Inc.
  (a)........................    327,598        6,443,853
Merck & Co., Inc. ...........  2,756,962      121,775,011
Mylan Laboratories, Inc. ....    305,472        6,457,678
Pfizer, Inc. ................  9,018,345      227,803,395
Schering-Plough Corp. .......  1,916,470       48,889,150
Watson Pharmaceuticals, Inc.
  (a)........................    134,176        3,546,272
Wyeth........................  1,723,740       86,238,712
                                           --------------
                                            1,004,928,300
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,975,584,498)......               1,925,041,381
                                           --------------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund (Cost
  $4,299,699)................  4,299,699        4,299,699
                                           --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,979,884,197)......               1,929,341,080
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)....                     778,058
                                           --------------
NET ASSETS -- 100.0%.........              $1,930,119,138
                                           ==============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.





See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 23.9%
Boeing Co. ..................    624,518      $55,525,895
General Dynamics Corp. ......    334,280       25,538,992
Goodrich Corp. ..............    145,313        7,480,713
Honeywell International,
  Inc. ......................    640,564       29,504,378
L-3 Communications Holdings,
  Inc. ......................     94,222        8,241,598
Lockheed Martin Corp. .......    284,655       27,617,228
Northrop Grumman Corp. ......    286,243       21,244,956
Raytheon Co. ................    369,661       19,392,416
Rockwell Collins, Inc. ......    163,394       10,935,961
United Technologies Corp. ...    784,294       50,979,110
                                           --------------
                                              256,461,247
                                           --------------
AIR FREIGHT & LOGISTICS -- 8.5%
CH Robinson Worldwide,
  Inc. ......................    131,557        6,281,847
FedEx Corp. .................    249,401       26,793,149
United Parcel Service, Inc.
  (Class B)..................    822,981       57,690,968
                                           --------------
                                               90,765,964
                                           --------------
AIRLINES -- 0.9%
Southwest Airlines Co. ......    657,907        9,671,233
                                           --------------
BUILDING PRODUCTS -- 1.6%
American Standard Cos.,
  Inc. ......................    164,230        8,707,475
Masco Corp. .................    330,275        9,049,535
                                           --------------
                                               17,757,010
                                           --------------
COMMERCIAL SERVICES & SUPPLIES -- 6.1%
Allied Waste Industries, Inc.
  (a)........................    303,521        3,821,329
Avery Dennison Corp. ........     86,124        5,534,328
Cintas Corp. ................    124,195        4,483,440
Equifax, Inc. ...............    128,450        4,682,003
Monster Worldwide, Inc. (a)..    158,312        7,499,239
Pitney Bowes, Inc. ..........    192,864        8,754,097
R.R. Donnelley & Sons Co. ...    237,694        8,697,224
Robert Half International,
  Inc. ......................    178,493        6,606,026
Waste Management, Inc. ......    440,464       15,156,366
                                           --------------
                                               65,234,052
                                           --------------
CONSTRUCTION & ENGINEERING -- 0.8%
Fluor Corp. .................     96,585        8,665,606
                                           --------------
ELECTRICAL EQUIPMENT -- 4.3%
Cooper Industries Ltd. (Class
  A).........................    183,420        8,252,066
Emerson Electric Co. ........    641,216       27,629,997
Rockwell Automation, Inc. ...    162,838        9,749,111
                                           --------------
                                               45,631,174
                                           --------------

INDUSTRIAL CONGLOMERATES -- 28.7%
3M Co. ......................    569,817       43,551,113
General Electric Co. ........  5,768,615      203,978,227
Textron, Inc. ...............    118,664       10,656,027
Tyco International Ltd. .....  1,549,744       48,894,423
                                           --------------
                                              307,079,790
                                           --------------

MACHINERY -- 16.5%
Caterpillar, Inc. ...........    522,158       35,000,251
Cummins, Inc. ...............     72,901       10,550,233
Danaher Corp. ...............    202,322       14,455,907
Deere & Co. .................    192,277       20,888,973
Dover Corp. .................    186,974        9,126,201
Eaton Corp. .................    135,653       11,335,165
Illinois Tool Works, Inc. ...    333,448       17,205,917
Ingersoll-Rand Co. (Class
  A).........................    269,266       11,678,066
ITT Corp. ...................    167,617       10,110,657
PACCAR, Inc. ................    217,819       15,987,915
Pall Corp. ..................    135,034        5,131,292
Parker-Hannifin Corp. .......    110,798        9,562,975
Terex Corp. (a)..............     76,919        5,519,707
                                           --------------
                                              176,553,259
                                           --------------

ROAD & RAIL -- 7.9%
Burlington Northern Santa Fe
  Corp. .....................    304,361       24,479,755
CSX Corp. ...................    398,674       15,966,894
Norfolk Southern Corp. ......    351,302       17,775,881
Ryder System, Inc. ..........     83,223        4,106,223
Union Pacific Corp. .........    223,089       22,654,688
                                           --------------
                                               84,983,441
                                           --------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. .........     71,233        5,502,037
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,095,896,260)......               1,068,304,813
                                           --------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $1,189,953)................  1,189,953        1,189,953
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,097,086,213)......               1,069,494,766
OTHER ASSETS AND
  LIABILITIES -- 0.2%........                   2,056,615
                                           --------------
NET ASSETS -- 100.0%.........              $1,071,551,381
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.8%
CHEMICALS -- 51.4%
Air Products & Chemicals,
  Inc. ......................    697,832      $51,611,655
Ashland, Inc. ...............    183,634       12,046,390
Dow Chemical Co. ............  3,075,870      141,059,398
Du Pont (E.I.) de Nemours and
  Co. .......................  2,963,441      146,482,889
Eastman Chemical Co. ........    274,630       17,392,318
Ecolab, Inc. ................    576,650       24,795,950
Hercules, Inc. (a)...........    389,855        7,617,767
International Flavors &
  Fragrances, Inc. ..........    257,565       12,162,219
Monsanto Co. ................  1,742,891       95,789,289
PPG Industries, Inc. ........    530,052       37,267,956
Praxair, Inc. ...............    927,074       58,368,579
Rohm & Haas Co. .............    461,716       23,879,952
Sigma-Aldrich Corp. .........    433,249       17,988,498
                                           --------------
                                              646,462,860
                                           --------------

CONSTRUCTION MATERIALS -- 2.8%
Vulcan Materials Co. ........    307,634       35,833,208
                                           --------------

CONTAINERS & PACKAGING -- 6.3%
Ball Corp. ..................    338,828       15,535,264
Bemis Co., Inc. .............    345,507       11,536,478
Pactiv Corp. (a).............    436,354       14,722,584
Sealed Air Corp. ............    529,095       16,719,402
Temple-Inland, Inc. .........    345,177       20,620,874
                                           --------------
                                               79,134,602
                                           --------------

METALS & MINING -- 29.6%
Alcoa, Inc. .................  2,788,434       94,527,913
Allegheny Technologies,
  Inc. ......................    330,102       35,218,582
Freeport-McMoran Copper &
  Gold, Inc. (Class B).......  1,215,176       80,432,529
Newmont Mining Corp. (Holding
  Co.).......................  1,446,115       60,722,369
Nucor Corp. .................    970,585       63,214,201
United States Steel Corp. ...    383,703       38,051,826
                                           --------------
                                              372,167,420
                                           --------------

PAPER & FOREST PRODUCTS -- 9.7%
International Paper Co. .....  1,459,316       53,119,102
MeadWestvaco Corp. ..........    597,966       18,441,272
Weyerhaeuser Co. ............    680,736       50,878,209
                                           --------------
                                              122,438,583
                                           --------------
TOTAL COMMON STOCKS --  (Cost
  $1,287,584,661)............               1,256,036,673
                                           --------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $1,158,111)................  1,158,111        1,158,111
                                           --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $1,288,742,772)......               1,257,194,784
OTHER ASSETS AND
  LIABILITIES -- 0.1%........                   1,823,994
                                           --------------
NET ASSETS -- 100.0%.........              $1,259,018,778
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 100.1%
COMMUNICATIONS EQUIPMENT -- 14.4%
ADC Telecommunications, Inc.
  (a)........................    113,743       $1,904,058
Avaya, Inc. (a)..............    512,927        6,057,668
CIENA Corp. (a)..............     80,198        2,241,534
Cisco Systems, Inc. (a)......  5,195,346      132,637,183
Corning, Inc. (a)............  1,451,528       33,007,747
JDS Uniphase Corp. (a).......    193,540        2,947,614
Juniper Networks, Inc. (a)...    489,411        9,631,609
Motorola, Inc. ..............  2,083,824       36,821,170
QUALCOMM, Inc. ..............  1,437,121       61,307,582
Tellabs, Inc. (a)............    409,138        4,050,466
                                           --------------
                                              290,606,631
                                           --------------
COMPUTERS & PERIPHERALS -- 20.6%
Apple, Inc. (a)..............    779,301       72,404,856
Dell, Inc. (a)...............  1,960,853       45,511,398
EMC Corp. (a)................  1,853,086       25,665,241
Hewlett-Packard Co. .........  2,315,715       92,952,800
International Business
  Machines Corp. ............  1,294,722      122,040,496
Lexmark International, Inc.
  (Class A) (a)..............     86,316        5,046,033
NCR Corp. (a)................    171,724        8,203,255
Network Appliance, Inc. (a)..    342,701       12,515,441
QLogic Corp. (a).............    144,873        2,462,841
SanDisk Corp. (a)............    195,404        8,558,695
Sun Microsystems, Inc. (a)...  3,175,479       19,084,629
                                           --------------
                                              414,445,685
                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.4%
AT&T, Inc. ..................  4,089,616      161,253,559
CenturyTel, Inc. ............    102,020        4,610,284
Citizens Communications
  Co. .......................    315,946        4,723,393
Embarq Corp. ................    129,366        7,289,774
Qwest Communications
  International, Inc. (a)....  1,391,022       12,505,288
Verizon Communications,
  Inc. ......................  2,502,645       94,900,298
Windstream Corp. ............    406,392        5,969,898
                                           --------------
                                              291,252,494
                                           --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
Agilent Technologies, Inc.
  (a)........................    358,409       12,074,799
Jabil Circuit, Inc. .........    169,355        3,625,891
Molex, Inc. .................    120,907        3,409,577
Sanmina-SCI Corp. (a)........    507,371        1,836,683
Solectron Corp. (a)..........    855,497        2,694,816
Tektronix, Inc. .............     82,115        2,312,358
                                           --------------
                                               25,954,124
                                           --------------

INTERNET SOFTWARE & SERVICES -- 7.8%
eBay, Inc. (a)...............    978,065       32,422,855
Google, Inc. (Class A) (a)...    187,054       85,700,660
VeriSign, Inc. (a)...........    208,882        5,247,116
Yahoo!, Inc. (a).............  1,078,383       33,742,604
                                           --------------
                                              157,113,235
                                           --------------

IT SERVICES -- 6.3%
Affiliated Computer Services,
  Inc. (Class A) (a).........     84,551        4,978,363
Automatic Data Processing,
  Inc. ......................    473,225       22,904,090
Cognizant Technology
  Solutions Corp. (a)........    122,678       10,828,787
Computer Sciences Corp. (a)..    155,580        8,110,385
Convergys Corp. (a)..........    117,537        2,986,615
Electronic Data Systems
  Corp. .....................    456,280       12,629,830
Fidelity National Information
  Services, Inc. ............    139,954        6,362,309
First Data Corp. ............    648,135       17,434,832
Fiserv, Inc. (a).............    147,603        7,831,815
Paychex, Inc. ...............    291,579       11,042,097
Sabre Holdings Corp. ........    115,021        3,766,938
Unisys Corp. (a).............    317,189        2,673,903
Western Union Co. (The)......    663,523       14,564,330
                                           --------------
                                              126,114,294
                                           --------------

OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)..............    853,815       14,420,935
                                           --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.2%
Advanced Micro Devices, Inc.
  (a)........................    535,048        6,987,727
Altera Corp. (a).............    326,235        6,521,438
Analog Devices, Inc. ........    295,829       10,203,142
Applied Materials, Inc. .....  1,215,033       22,259,405
Broadcom Corp. (Class A)
  (a)........................    430,274       13,798,887
Intel Corp. .................  4,958,930       94,864,331
KLA-Tencor Corp. ............    178,393        9,511,915
Linear Technology Corp. .....    265,695        8,393,305
LSI Logic Corp. (a)..........    743,255        7,759,582
Maxim Integrated Products,
  Inc. ......................    282,611        8,308,763
Micron Technology, Inc. (a)..    677,271        8,181,434
National Semiconductor
  Corp. .....................    269,537        6,506,623
Novellus Systems, Inc. (a)...    114,798        3,675,832
NVIDIA Corp. (a).............    347,524       10,001,741
PMC-Sierra, Inc. (a).........    229,151        1,606,348
Teradyne, Inc. (a)...........    179,285        2,965,374
Texas Instruments, Inc. .....  1,255,568       37,792,597
Xilinx, Inc. ................    297,251        7,648,268
                                           --------------
                                              266,986,712
                                           --------------

SOFTWARE -- 18.0%
Adobe Systems, Inc. (a)......    528,298       22,030,027
Autodesk, Inc. (a)...........    231,548        8,706,205
BMC Software, Inc. (a).......    186,235        5,734,176
CA, Inc. ....................    365,896        9,480,365
Citrix Systems, Inc. (a).....    172,521        5,525,848
Compuware Corp. (a)..........    322,379        3,059,377
Electronic Arts, Inc. (a)....    276,418       13,920,410
Intuit, Inc. (a).............    302,814        8,284,991
Microsoft Corp. .............  7,411,620      206,561,849
Novell, Inc. (a).............    350,285        2,529,058
Oracle Corp. (a).............  3,447,693       62,506,674
Symantec Corp. (a)...........    795,717       13,765,904
                                           --------------
                                              362,104,884
                                           --------------

WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
ALLTEL Corp. ................    315,590       19,566,580
Sprint Nextel Corp. .........  2,547,783       48,305,966
                                           --------------
                                               67,872,546
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,196,104,755)......               2,016,871,540
                                           --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment
  Class Prime Fund...........  2,723,104        2,723,104
Federated Prime Obligations
  Fund.......................      2,958            2,958
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,726,062)..........                   2,726,062
                                           --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $2,198,830,817)......               2,019,597,602
OTHER ASSETS AND
  LIABILITIES -- (0.2)%......                  (3,874,810)
                                           --------------
NET ASSETS -- 100.0%.........              $2,015,722,792
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----


COMMON STOCKS -- 99.6%
ELECTRIC UTILITIES -- 51.0%
Allegheny Energy, Inc. (a)...  1,135,301      $55,788,691
American Electric Power Co.,
  Inc. ......................  2,740,308      133,590,015
Duke Energy Corp. ...........  8,678,809      176,093,035
Edison International.........  2,249,332      110,509,681
Entergy Corp. ...............  1,369,718      143,710,813
Exelon Corp. ................  4,626,695      317,900,213
FirstEnergy Corp. ...........  2,203,818      145,980,904
FPL Group, Inc. .............  2,800,588      171,311,968
Pinnacle West Capital
  Corp. .....................    691,812       33,379,929
PPL Corp. ...................  2,658,345      108,726,310
Progress Energy, Inc. .......  1,774,913       89,526,612
Southern Co. (The) ..........  5,167,800      189,399,870
                                           --------------
                                            1,675,918,041
                                           --------------
GAS UTILITIES -- 2.1%
Nicor, Inc. .................    309,866       15,003,712
Questar Corp. ...............    593,503       52,946,402
                                           --------------
                                               67,950,114
                                           --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 13.2%
AES Corp. (a)................  4,590,942       98,797,072
Constellation Energy Group,
  Inc. ......................  1,247,255      108,448,822
Dynegy, Inc. (Class A) (a)...  2,622,579       24,285,082
TXU Corp. ...................  3,170,478      203,227,640
                                           --------------
                                              434,758,616
                                           --------------
MULTI-UTILITIES -- 33.3%
Ameren Corp. ................  1,425,857       71,720,607
CenterPoint Energy, Inc. ....  2,209,229       39,633,568
CMS Energy Corp. ............  1,541,331       27,435,692
Consolidated Edison, Inc. ...  1,778,727       90,821,801
Dominion Resources, Inc. ....  2,409,612      213,901,257
DTE Energy Co. ..............  1,222,925       58,578,107
Integrys Energy Group,
  Inc. ......................    516,638       28,678,575
KeySpan Corp. ...............  1,211,758       49,863,842
NiSource, Inc. ..............  1,891,802       46,235,641
PG&E Corp. ..................  2,421,892      116,904,727
Public Service Enterprise
  Group, Inc.................  1,745,000      144,904,800
Sempra Energy................  1,816,258      110,809,901
TECO Energy, Inc. ...........  1,449,533       24,946,463
Xcel Energy, Inc. ...........  2,812,874       69,449,859
                                           --------------
                                            1,093,884,840
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,989,456,428)......               3,272,511,611
                                           --------------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund (Cost
  $7,120,441)................  7,120,441        7,120,441
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $2,996,576,869)......               3,279,632,052
OTHER ASSETS AND
  LIABILITIES -- 0.2%........                   5,296,373
                                           --------------
NET ASSETS -- 100.0%.........              $3,284,928,425
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)



                                                THE CONSUMER    THE CONSUMER
                                               DISCRETIONARY       STAPLES        THE ENERGY      THE FINANCIAL
                                               SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                                 SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
                                               -------------   --------------   --------------   --------------


ASSETS
  Investments in unaffiliated issuers, at
     value (Note 2)..........................   $677,278,407   $1,659,730,509   $4,564,120,221   $2,291,920,615
  Investments in affiliated issuers, at value
     (Note 2)................................             --               --               --       18,118,539
                                                ------------   --------------   --------------   --------------
  Total investments..........................    677,278,407    1,659,730,509    4,564,120,221    2,310,039,154
  Receivable for investments sold............        152,167        7,276,877               --               --
  Receivable for income related to Select
     Sector SPDRS in-kind transactions.......         10,817               --           22,076               --
  Dividends receivable for unaffiliated
     issuers (Note 2)........................        584,579        4,513,895        1,973,216        2,543,512
  Dividends receivable for affiliated issuers
     (Note 2)................................             --               --               --           59,670
  Prepaid expenses...........................          9,549           19,707           51,821           29,706
                                                ------------   --------------   --------------   --------------
          TOTAL ASSETS.......................    678,035,519    1,671,540,988    4,566,167,334    2,312,672,042
                                                ------------   --------------   --------------   --------------



LIABILITIES
  Payable for investments purchased..........      3,253,236        7,704,801               --               --
  Payable for income related to Select Sector
     SPDRS in-kind transactions..............          3,159               11               --          275,864
  Accrued advisory fees (Note 3).............         28,896           65,919          180,337          103,948
  Accrued trustees fees (Note 3).............          1,790            4,518           12,389            5,915
  Accrued distribution fees (Note 3).........         77,319           99,403          184,502          145,420
  Accrued administration, custodian and
     transfer agent fees (Note 3)............         37,389           62,949           97,275           74,358
  Accrued expenses and other liabilities.....         97,350          251,151          604,200          363,472
                                                ------------   --------------   --------------   --------------
          TOTAL LIABILITIES..................      3,499,139        8,188,752        1,078,703          968,977
                                                ------------   --------------   --------------   --------------
          NET ASSETS.........................   $674,536,380   $1,663,352,236   $4,565,088,631   $2,311,703,065
                                                ============   ==============   ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)...................    751,840,918    1,705,632,179    4,883,938,720    2,489,230,326
  Undistributed net investment income........        441,336          234,035           87,560        1,992,195
  Accumulated net realized gain (loss) on
     investments.............................    (39,242,361)    (113,472,374)    (211,793,067)     (65,575,677)
  Net unrealized appreciation (depreciation)
     on investments..........................    (38,503,513)      70,958,396     (107,144,582)    (113,943,779)
                                                ------------   --------------   --------------   --------------
          NET ASSETS.........................   $674,536,380   $1,663,352,236   $4,565,088,631   $2,311,703,065
                                                ============   ==============   ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR
     share...................................   $      38.00   $        26.59   $        60.26   $        35.55
                                                ============   ==============   ==============   ==============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value)............     17,751,498       62,556,949       75,762,003       65,019,686
                                                ============   ==============   ==============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers.......................   $715,781,920   $1,588,772,113   $4,671,264,803   $2,405,226,162
  Affiliated issuers.........................             --               --               --       18,756,771
                                                ------------   --------------   --------------   --------------
  Total cost of investments..................   $715,781,920   $1,588,772,113   $4,671,264,803   $2,423,982,933
                                                ============   ==============   ==============   ==============






See accompanying notes to financial statements.


      THE HEALTH CARE   THE INDUSTRIAL    THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
       SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
         SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
      ---------------   --------------   --------------   --------------   --------------



       $1,929,341,080   $1,069,494,766   $1,257,194,784   $2,019,597,602   $3,279,632,052
                   --               --               --               --               --
       --------------   --------------   --------------   --------------   --------------
        1,929,341,080    1,069,494,766    1,257,194,784    2,019,597,602    3,279,632,052
                   --               --               --               --               --

               56,689               --               --           20,753           19,770
            1,389,583        2,444,698        2,477,896          665,895        6,094,951
                   --               --               --               --               --
               24,802           14,602           12,339           25,815           38,148
       --------------   --------------   --------------   --------------   --------------
        1,930,812,154    1,071,954,066    1,259,685,019    2,020,310,065    3,285,784,921
       --------------   --------------   --------------   --------------   --------------




                   --               --               --        3,671,360               --

              202,830           61,026          251,715           18,850               --
               83,270           49,032           53,555           84,653          130,887
                  864            4,625            5,676            6,141           10,409
              111,685           58,682          109,341          438,105          174,337

               68,155           54,871           57,373           68,569           82,440
              226,212          174,449          188,581          299,595          458,423
       --------------   --------------   --------------   --------------   --------------
              693,016          402,685          666,241        4,587,273          856,496
       --------------   --------------   --------------   --------------   --------------
       $1,930,119,138   $1,071,551,381   $1,259,018,778   $2,015,722,792   $3,284,928,425
       ==============   ==============   ==============   ==============   ==============

        2,028,550,933    1,155,503,686    1,307,121,030    3,030,566,244    3,044,315,769
            4,640,835        2,325,150        5,216,975        4,331,002        7,285,370
          (52,529,513)     (58,686,008)     (21,771,239)    (839,941,239)     (49,727,897)
          (50,543,117)     (27,591,447)     (31,547,988)    (179,233,215)     283,055,183
       --------------   --------------   --------------   --------------   --------------
       $1,930,119,138   $1,071,551,381   $1,259,018,778   $2,015,722,792   $3,284,928,425
       ==============   ==============   ==============   ==============   ==============

       $        33.68   $        35.59   $        37.96   $        23.34   $        39.87
       ==============   ==============   ==============   ==============   ==============

           57,306,279       30,111,996       33,166,300       86,353,876       82,393,259
       ==============   ==============   ==============   ==============   ==============

       $1,979,884,197   $1,097,086,213   $1,288,742,772   $2,198,830,817   $2,996,576,869
                   --               --               --               --               --
       --------------   --------------   --------------   --------------   --------------
       $1,979,884,197   $1,097,086,213   $1,288,742,772   $2,198,830,817   $2,996,576,869
       ==============   ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2007 (UNAUDITED)



                                              THE CONSUMER    THE CONSUMER
                                             DISCRETIONARY      STAPLES        THE ENERGY    THE FINANCIAL
                                             SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                               SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                             -------------   -------------   -------------   -------------


INVESTMENT INCOME
  Dividend income -- unaffiliated issuers
     (Note 2)..............................   $ 4,977,614     $16,927,013     $ 29,923,933    $ 29,528,092
  Dividend income -- affiliated issuers
     (Note 2)..............................            --              --               --         116,376
                                              -----------     -----------     ------------    ------------
     TOTAL INVESTMENT INCOME...............     4,977,614      16,927,013       29,923,933      29,644,468
                                              -----------     -----------     ------------    ------------
EXPENSES
  Distribution fees (Note 3)...............       256,959         533,604        1,407,760         805,116
  License fees (Note 3)....................       220,250         457,375        1,206,651         690,099
  Advisory fees (Note 3)...................       174,031         359,625          948,287         543,811
  Administrator, custodian and transfer
     agent fees (Note 3)...................       165,566         323,373          777,174         463,006
  Printing and postage expenses............        46,356          81,506          228,008         131,971
  Professional fees........................         5,116          14,597           38,380          21,837
  Trustee fees (Note 3)....................         4,577           9,389           26,686          14,046
  SEC registration expenses................         7,028          32,648          102,940          45,719
  Insurance expenses.......................         4,401           6,795           21,743          13,243
  Miscellaneous expenses...................         6,542          14,141           27,628          11,202
                                              -----------     -----------     ------------    ------------
     TOTAL EXPENSES BEFORE WAIVERS.........       890,826       1,833,053        4,785,257       2,740,050
                                              -----------     -----------     ------------    ------------
  Expenses waived by administrator,
     custodian and transfer agent (Note
     3)....................................       (12,255)        (25,591)         (67,661)        (38,743)
                                              -----------     -----------     ------------    ------------
  NET EXPENSES.............................       878,571       1,807,462        4,717,596       2,701,307
                                              -----------     -----------     ------------    ------------
  NET INVESTMENT INCOME (LOSS).............     4,099,043      15,119,551       25,206,337      26,943,161
                                              -----------     -----------     ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
     Net realized gain (loss) on:
     Investment
       transactions -- unaffiliated
       issuers.............................    53,756,631      44,046,019      221,015,712     162,842,523
     Investment transactions -- affiliated
       issuers.............................            --              --               --         991,282
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers.............................    (3,917,223)     28,968,649      229,241,508     (98,497,999)
     Investment transactions -- affiliated
       issuers.............................            --              --               --        (638,232)
                                              -----------     -----------     ------------    ------------
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS...............    49,839,408      73,014,668      450,257,220      64,697,574
                                              -----------     -----------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................   $53,938,451     $88,134,219     $475,463,557    $ 91,640,735
                                              ===========     ===========     ============    ============






See accompanying notes to financial statements.


      THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
       SELECT SECTOR     SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR
         SPDR FUND         SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND
      ---------------   --------------   -------------   --------------   -------------



        $ 20,288,242      $11,189,889     $ 14,165,182    $ 10,801,565     $ 47,421,519
                  --               --               --              --               --
        ------------      -----------     ------------    ------------     ------------
          20,288,242       11,189,889       14,165,182      10,801,565       47,421,519
        ------------      -----------     ------------    ------------     ------------

             673,938          394,770          358,032         695,865        1,035,991
             577,661          338,374          306,884         596,456          887,992
             456,139          266,368          242,466         470,997          699,235
             396,817          247,620          225,106         408,850          584,622
             118,495           61,317           52,123         123,490          164,773
              18,474           10,783            9,620          19,085           28,330
              13,882            6,935            6,187          12,275           18,221
              31,840           10,585            9,848          35,356           55,544
              12,971            7,405            7,429          13,670           17,510
              10,709            7,581           11,411           9,799           75,154
        ------------      -----------     ------------    ------------     ------------
           2,310,926        1,351,738        1,229,106       2,385,843        3,567,372
        ------------      -----------     ------------    ------------     ------------

             (32,100)         (18,773)         (15,752)        (33,503)         (49,800)
        ------------      -----------     ------------    ------------     ------------
           2,278,826        1,332,965        1,213,354       2,352,340        3,517,572
        ------------      -----------     ------------    ------------     ------------
          18,009,416        9,856,924       12,951,828       8,449,225       43,903,947
        ------------      -----------     ------------    ------------     ------------



          63,250,956       67,981,898      143,239,377      45,968,279      217,001,970
                  --               --               --              --               --

         (41,968,937)      12,022,209       42,974,637      69,748,192      246,872,554
                  --               --               --              --               --
        ------------      -----------     ------------    ------------     ------------

          21,282,019       80,004,107      186,214,014     115,716,471      463,874,524
        ------------      -----------     ------------    ------------     ------------

        $ 39,291,435      $89,861,031     $199,165,842    $124,165,696     $507,778,471
        ============      ===========     ============    ============     ============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                               THE CONSUMER DISCRETIONARY         THE CONSUMER STAPLES
                                                SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                              ---------------------------   -------------------------------
                                               SIX MONTHS                     SIX MONTHS
                                                  ENDED          YEAR            ENDED            YEAR
                                                3/31/2007        ENDED         3/31/2007          ENDED
                                               (UNAUDITED)     9/30/2006      (UNAUDITED)       9/30/2006
                                              ------------   ------------   --------------   --------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............  $  4,099,043   $  4,650,608   $   15,119,551   $   22,170,736
  Net realized gain (loss) on investment
     transactions...........................    53,756,631     30,719,170       44,046,019       58,701,002
  Net change in unrealized appreciation
     (depreciation).........................    (3,917,223)     5,776,677       28,968,649       46,733,830
                                              ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............    53,938,451     41,146,455       88,134,219      127,605,568
                                              ------------   ------------   --------------   --------------
NET EQUALIZATION CREDITS AND CHARGES........      (173,910)      (742,294)        (224,412)       1,085,744
                                              ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................    (3,895,827)    (3,909,012)     (14,885,516)     (23,273,069)
                                              ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4)...............   194,687,258    115,927,710      110,286,663      516,762,032
                                              ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during period..........................   244,555,972    152,422,859      183,310,954      622,180,275
  Net assets at beginning of period.........   429,980,408    277,557,549    1,480,041,282      857,861,007
                                              ------------   ------------   --------------   --------------
NET ASSETS END OF PERIOD (1)................  $674,536,380   $429,980,408   $1,663,352,236   $1,480,041,282
                                              ============   ============   ==============   ==============
(1) Including undistributed net investment
       income...............................  $    441,336   $    238,120   $      234,035   $           --
                                              ============   ============   ==============   ==============






See accompanying notes to financial statements.

                 THE ENERGY                      THE FINANCIAL                    THE HEALTH CARE
          SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
      -------------------------------   -------------------------------   -------------------------------
        SIX MONTHS                        SIX MONTHS                        SIX MONTHS
           ENDED            YEAR             ENDED            YEAR             ENDED            YEAR
         3/31/2007          ENDED          3/31/2007          ENDED          3/31/2007          ENDED
        (UNAUDITED)       9/30/2006       (UNAUDITED)       9/30/2006       (UNAUDITED)       9/30/2006
      --------------   --------------   --------------   --------------   --------------   --------------




      $   25,206,337   $   45,514,490   $   26,943,161   $   45,379,562   $   18,009,416   $   24,148,261
         221,015,712      549,786,577      163,833,805      150,077,245       63,250,956      146,564,235
         229,241,508     (527,195,040)     (99,136,231)      95,408,478      (41,968,937)     (21,662,205)
      --------------   --------------   --------------   --------------   --------------   --------------

         475,463,557       68,106,027       91,640,735      290,865,285       39,291,435      149,050,291
      --------------   --------------   --------------   --------------   --------------   --------------
             204,280          285,239        2,607,843       (5,016,537)        (620,018)        (897,296)
      --------------   --------------   --------------   --------------   --------------   --------------

         (25,118,777)     (45,895,964)     (29,372,575)     (41,473,084)     (13,368,581)     (23,288,355)
      --------------   --------------   --------------   --------------   --------------   --------------

         100,086,306      560,638,205      294,343,441      138,657,460      (43,931,007)     206,743,476
      --------------   --------------   --------------   --------------   --------------   --------------
         550,635,366      583,133,507      359,219,444      383,033,124      (18,628,171)     331,608,116
       4,014,453,265    3,431,319,758    1,952,483,621    1,569,450,497    1,948,747,309    1,617,139,193
      --------------   --------------   --------------   --------------   --------------   --------------
      $4,565,088,631   $4,014,453,265   $2,311,703,065   $1,952,483,621   $1,930,119,138   $1,948,747,309
      ==============   ==============   ==============   ==============   ==============   ==============
      $       87,560   $           --   $    1,992,195   $    4,421,609   $    4,640,835   $           --
      ==============   ==============   ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                      THE INDUSTRIAL                    THE MATERIALS
                                                 SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
                                             -------------------------------   ------------------------------
                                               SIX MONTHS                        SIX MONTHS
                                                  ENDED            YEAR             ENDED            YEAR
                                                3/31/2007          ENDED          3/31/2007         ENDED
                                               (UNAUDITED)       9/30/2006       (UNAUDITED)      9/30/2006
                                             --------------   --------------   --------------   -------------


INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............  $    9,856,924   $   16,205,741   $   12,951,828   $  22,242,820
  Net realized gain (loss) on investment
     transactions..........................      67,981,898       97,579,232      143,239,377     106,824,925
  Net change in unrealized appreciation
     (depreciation)........................      12,022,209      (10,280,902)      42,974,637       7,496,971
                                             --------------   --------------   --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.............      89,861,031      103,504,071      199,165,842     136,564,716
                                             --------------   --------------   --------------   -------------
NET EQUALIZATION CREDITS AND CHARGES.......        (907,462)      (1,151,861)         226,818      (3,213,883)
                                             --------------   --------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................     (10,292,520)     (14,689,033)     (12,454,748)    (18,853,437)
                                             --------------   --------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4)..............    (103,022,073)     290,955,916      368,605,592    (168,107,273)
                                             --------------   --------------   --------------   -------------
  Net increase (decrease) in net assets
     during period.........................     (24,361,024)     378,619,093      555,543,504     (53,609,877)
  Net assets at beginning of period........   1,095,912,405      717,293,312      703,475,274     757,085,151
                                             --------------   --------------   --------------   -------------
NET ASSETS END OF PERIOD (1)...............  $1,071,551,381   $1,095,912,405   $1,259,018,778   $ 703,475,274
                                             ==============   ==============   ==============   =============
(1) Including undistributed net investment
       income..............................  $    2,325,150   $    2,760,746   $    5,216,975   $   4,719,895
                                             ==============   ==============   ==============   =============






See accompanying notes to financial statements.

               THE TECHNOLOGY                    THE UTILITIES
          SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
      -------------------------------   -------------------------------
        SIX MONTHS                        SIX MONTHS
           ENDED            YEAR             ENDED            YEAR
         3/31/2007          ENDED          3/31/2007          ENDED
        (UNAUDITED)       9/30/2006       (UNAUDITED)       9/30/2006
      --------------   --------------   --------------   --------------




      $    8,449,225   $   13,969,123   $   43,903,947   $   75,329,547
          45,968,279      (81,235,197)     217,001,970      226,145,495
          69,748,192      157,366,674      246,872,554     (177,541,510)
      --------------   --------------   --------------   --------------

         124,165,696       90,100,600      507,778,471      123,933,532
      --------------   --------------   --------------   --------------
            (408,861)         324,865       (3,509,455)        (661,735)
      --------------   --------------   --------------   --------------

         (11,137,309)     (14,128,524)     (40,569,974)     (74,007,776)
      --------------   --------------   --------------   --------------

          85,201,088      434,656,739     (172,458,672)     886,931,446
      --------------   --------------   --------------   --------------
         197,820,614      510,953,680      291,240,370      936,195,467
       1,817,902,178    1,306,948,498    2,993,688,055    2,057,492,588
      --------------   --------------   --------------   --------------
      $2,015,722,792   $1,817,902,178   $3,284,928,425   $2,993,688,055
      ==============   ==============   ==============   ==============
      $    4,331,002   $    7,019,086   $    7,285,370   $    3,951,397
      ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                           THE CONSUMER DISCRETIONARY
                                            SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                            03/31/07       ENDED       ENDED       ENDED       ENDED       ENDED
                          (UNAUDITED)    09/30/06    09/30/05    09/30/04    09/30/03    09/30/02
                          -----------    --------    --------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...    $  34.95     $  32.46    $  31.22    $  27.61    $  22.73    $  23.08
                            --------     --------    --------    --------    --------    --------
Net investment income...        0.21(1)      0.32(1)     0.27(1)     0.24        0.18        0.14
Net realized and
  unrealized gain (loss)
  (2)...................        3.06         2.53        1.19        3.59        4.84       (0.36)
                            --------     --------    --------    --------    --------    --------
Total from investment
  operations............        3.27         2.85        1.46        3.83        5.02       (0.22)
                            --------     --------    --------    --------    --------    --------
Net equalization credits
  and charges...........       (0.01)       (0.05)       0.04       (0.01)       0.02        0.03
                            --------     --------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...       (0.21)       (0.31)      (0.26)      (0.21)      (0.16)      (0.16)
Net realized gain.......          --           --          --          --          --          --
                            --------     --------    --------    --------    --------    --------
Total distributions to
  shareholders..........       (0.21)       (0.31)      (0.26)      (0.21)      (0.16)      (0.16)
                            --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD................    $  38.00     $  34.95    $  32.46    $  31.22    $  27.61    $  22.73
                            ========     ========    ========    ========    ========    ========
TOTAL RETURN (3)........        9.30%        8.70%       4.82%      13.83%      22.27%      (0.93)%
                            ========     ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....    $674,536     $429,980    $277,558    $254,431    $229,187    $113,635
Ratio of expenses to
  average net assets....        0.24%(7)     0.24%       0.26%       0.28%       0.28%       0.27%
Ratio of expenses to
  average net assets
  before waivers........        0.24%(7)     0.24%       0.26%       0.30%       0.31%       0.31%
Ratio of net investment
  income (loss) to
  average net assets....        1.12%(7)     0.98%       0.82%       0.69%       0.66%       0.57%
Portfolio turnover rate
  (4)...................        3.41%       12.06%      18.03%       2.61%      28.68%      42.34%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                               THE CONSUMER STAPLES
                                             SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR         YEAR        YEAR        YEAR        YEAR
                            03/31/07        ENDED        ENDED       ENDED       ENDED       ENDED
                          (UNAUDITED)     09/30/06     09/30/05    09/30/04    09/30/03    09/30/02
                          -----------    ----------    --------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    25.34    $    23.28    $  21.66    $  20.30    $  19.83    $  25.10
                           ----------    ----------    --------    --------    --------    --------
Net investment income...         0.26(1)       0.50(1)     0.42(1)     0.34        0.34        0.43
Net realized and
  unrealized gain (loss)
  (2)...................         1.25          2.04        1.60        1.35        0.50       (5.29)
                           ----------    ----------    --------    --------    --------    --------
Total from investment
  operations............         1.51          2.54        2.02        1.69        0.84       (4.86)
                           ----------    ----------    --------    --------    --------    --------
Net equalization credits
  and charges...........        (0.00)(6)      0.02        0.02        0.02        0.00(6)    (0.04)
                           ----------    ----------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.26)        (0.50)      (0.42)      (0.35)      (0.37)      (0.37)
Net realized gain.......           --            --          --          --          --          --
                           ----------    ----------    --------    --------    --------    --------
Total distributions to
  shareholders..........        (0.26)        (0.50)      (0.42)      (0.35)      (0.37)      (0.37)
                           ----------    ----------    --------    --------    --------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    26.59    $    25.34    $  23.28    $  21.66    $  20.30    $  19.83
                           ==========    ==========    ========    ========    ========    ========
TOTAL RETURN (3)........         5.97%        11.13%       9.44%       8.38%       4.31%     (19.68)%
                           ==========    ==========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $1,663,352    $1,480,041    $857,861    $617,237    $276,106    $205,270
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%       0.26%       0.27%       0.27%       0.28%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%       0.26%       0.30%       0.30%       0.32%
Ratio of net investment
  income (loss) to
  average net assets....         1.98%(7)      2.10%       1.84%       1.62%       1.87%       1.48%
Portfolio turnover rate
  (4)...................         4.24%         7.55%      24.17%       2.84%      37.16%      59.68%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                      THE ENERGY
                                               SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR          YEAR          YEAR         YEAR        YEAR
                            03/31/07        ENDED         ENDED         ENDED        ENDED       ENDED
                          (UNAUDITED)     09/30/06      09/30/05      09/30/04     09/30/03    09/30/02
                          -----------    ----------    ----------    ----------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    53.48    $    53.65    $    35.00    $    23.99    $  21.14    $  25.90
                           ----------    ----------    ----------    ----------    --------    --------
Net investment income...         0.38          0.64          0.58(1)       0.51(1)     0.50        0.43
Net realized and
  unrealized gain (loss)
  (2)...................         6.77         (0.14)        18.67         10.98        2.83       (4.73)
                           ----------    ----------    ----------    ----------    --------    --------
Total from investment
  operations............         7.15          0.50         19.25         11.49        3.33       (4.30)
                           ----------    ----------    ----------    ----------    --------    --------
Net equalization credits
  and charges...........         0.00(6)       0.00(6)      (0.04)         0.03       (0.01)       0.01
                           ----------    ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.37)        (0.67)        (0.56)        (0.51)      (0.47)      (0.47)
Net realized gain.......           --            --            --            --          --          --
                           ----------    ----------    ----------    ----------    --------    --------
Total distributions to
  shareholders..........        (0.37)        (0.67)        (0.56)        (0.51)      (0.47)      (0.47)
                           ----------    ----------    ----------    ----------    --------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    60.26    $    53.48    $    53.65    $    35.00    $  23.99    $  21.14
                           ==========    ==========    ==========    ==========    ========    ========
TOTAL RETURN (3)........        13.37%         0.87%        55.29%        48.27%      15.87%     (16.72)%
                           ==========    ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $4,565,089    $4,014,453    $3,431,320    $1,463,233    $395,863    $239,941
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%         0.25%         0.27%       0.28%       0.27%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%         0.26%         0.30%       0.31%       0.31%
Ratio of net investment
  income (loss) to
  average net assets....         1.25%(7)      1.18%         1.36%         1.70%       2.06%       1.82%
Portfolio turnover rate
  (4)...................         4.27%        18.00%        10.32%         9.70%       6.72%      38.55%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                   THE FINANCIAL
                                              SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR          YEAR         YEAR        YEAR        YEAR
                            03/31/07        ENDED         ENDED        ENDED       ENDED       ENDED
                          (UNAUDITED)     09/30/06      09/30/05     09/30/04    09/30/03    09/30/02
                          -----------    ----------    ----------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    34.64    $    29.50    $    28.51    $  25.41    $  20.66    $  24.70
                           ----------    ----------    ----------    --------    --------    --------
Net investment income...         0.36          0.77          0.67(1)     0.58        0.49(1)     0.49
Net realized and
  unrealized gain (loss)
  (2)...................         0.94          5.22          1.07        3.10        4.75       (4.03)
                           ----------    ----------    ----------    --------    --------    --------
Total from investment
  operations............         1.30          5.99          1.74        3.68        5.24       (3.54)
                           ----------    ----------    ----------    --------    --------    --------
Net equalization credits
  and charges...........         0.04         (0.08)        (0.06)       0.02        0.00(6)    (0.07)
                           ----------    ----------    ----------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
NET INVESTMENT INCOME...        (0.43)        (0.77)        (0.69)      (0.60)      (0.49)      (0.43)
Net realized gain.......           --            --            --          --          --          --
                           ----------    ----------    ----------    --------    --------    --------
Total distributions to
  shareholders..........        (0.43)        (0.77)        (0.69)      (0.60)      (0.49)      (0.43)
                           ----------    ----------    ----------    --------    --------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    35.55    $    34.64    $    29.50    $  28.51    $  25.41    $  20.66
                           ==========    ==========    ==========    ========    ========    ========
TOTAL RETURN (3)........         3.85%        20.16%         5.88%      14.62%      25.45%     (14.87)%
                           ==========    ==========    ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $2,311,703    $1,952,484    $1,569,450    $995,236    $785,161    $400,857
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%         0.26%       0.26%       0.28%       0.27%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%         0.26%       0.30%       0.32%       0.31%
Ratio of net investment
  income (loss) to
  average net assets....         2.34%(7)      2.42%         2.30%       2.14%       2.09%       1.70%
Portfolio turnover rate
  (4)...................         3.95%        10.93%         9.34%       8.67%       5.90%      10.58%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                  THE HEALTH CARE
                                              SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR          YEAR         YEAR        YEAR        YEAR
                            03/31/07        ENDED         ENDED        ENDED       ENDED       ENDED
                          (UNAUDITED)     09/30/06      09/30/05     09/30/04    09/30/03    09/30/02
                          -----------    ----------    ----------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    33.17    $    31.37    $    28.80    $  27.86    $  25.36    $  23.55
                           ----------    ----------    ----------    --------    --------    --------
Net investment income...         0.31          0.44(1)       0.37(1)     0.36        0.32        0.14
Net realized and
  unrealized gain (loss)
  (2)...................         0.45          1.81          2.57        0.90        2.49        1.82
                           ----------    ----------    ----------    --------    --------    --------
Total from investment
  operations............         0.76          2.25          2.94        1.26        2.81        1.96
                           ----------    ----------    ----------    --------    --------    --------
Net equalization credits
  and charges...........        (0.01)        (0.02)         0.02        0.03        0.03        0.00(6)
                           ----------    ----------    ----------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.24)        (0.43)        (0.39)      (0.35)      (0.34)      (0.15)
Net realized gain.......           --            --            --          --          --          --
                           ----------    ----------    ----------    --------    --------    --------
Total distributions to
  shareholders..........        (0.24)        (0.43)        (0.39)      (0.35)      (0.34)      (0.15)
                           ----------    ----------    ----------    --------    --------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    33.68    $    33.17    $    31.37    $  28.80    $  27.86    $  25.36
                           ==========    ==========    ==========    ========    ========    ========
TOTAL RETURN (3)........         2.28%         7.17%        10.32%       4.57%      11.22%       8.27%
                           ==========    ==========    ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $1,930,119    $1,948,747    $1,617,139    $809,168    $316,268    $110,337
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%         0.25%       0.27%       0.28%       0.28%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%         0.26%       0.30%       0.31%       0.32%
Ratio of net investment
  income (loss) to
  average net assets....         1.87%(7)      1.40%         1.20%       1.20%       1.21%       0.49%
Portfolio turnover rate
  (4)...................         5.40%         3.81%         3.48%       7.15%       6.00%     102.64%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                  THE INDUSTRIAL
                                             SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR         YEAR        YEAR        YEAR        YEAR
                            03/31/07        ENDED        ENDED       ENDED       ENDED       ENDED
                          (UNAUDITED)     09/30/06     09/30/05    09/30/04    09/30/03    09/30/02
                          -----------    ----------    --------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    33.35    $    30.14    $  28.36    $  23.26    $  19.50     $ 23.60
                           ----------    ----------    --------    --------    --------     -------
Net investment income...         0.35          0.56        0.46(1)     0.38(1)     0.35(1)     0.39
Net realized and
  unrealized gain (loss)
  (2)...................         2.28          3.23        1.79        5.12        3.70       (4.11)
                           ----------    ----------    --------    --------    --------     -------
Total from investment
  operations............         2.63          3.79        2.25        5.50        4.05       (3.72)
                           ----------    ----------    --------    --------    --------     -------
Net equalization credits
  and charges...........        (0.03)        (0.04)      (0.01)      (0.02)       0.04       (0.06)
                           ----------    ----------    --------    --------    --------     -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.36)        (0.54)      (0.46)      (0.38)      (0.33)      (0.32)
Net realized gain.......           --            --          --          --          --          --
                           ----------    ----------    --------    --------    --------     -------
Total distributions to
  shareholders..........        (0.36)        (0.54)      (0.46)      (0.38)      (0.33)      (0.32)
                           ----------    ----------    --------    --------    --------     -------
NET ASSETS VALUE, END OF
  PERIOD................   $    35.59    $    33.35    $  30.14    $  28.36    $  23.26     $ 19.50
                           ==========    ==========    ========    ========    ========     =======
TOTAL RETURN (3)........         7.78%        12.51%       7.87%      23.64%      21.07%     (16.24)%
                           ==========    ==========    ========    ========    ========     =======
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $1,071,551    $1,095,912    $717,293    $580,057    $580,292     $86,781
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%       0.25%       0.28%       0.27%       0.28%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%       0.26%       0.30%       0.30%       0.31%
Ratio of net investment
  income (loss) to
  average net assets....         1.75%(7)      1.67%       1.54%       1.44%       1.59%       1.26%
Portfolio turnover rate
  (4)...................         1.89%         3.01%       6.20%       2.98%      14.85%      57.63%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                 THE MATERIALS
                                            SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                            03/31/07       ENDED       ENDED       ENDED       ENDED       ENDED
                          (UNAUDITED)    09/30/06    09/30/05    09/30/04    09/30/03    09/30/02
                          -----------    --------    --------    --------    --------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    31.67    $  27.47    $  27.54    $  21.86    $  17.74    $  19.33
                           ----------    --------    --------    --------    --------    --------
Net investment income...         0.45(1)     0.80(1)     0.58(1)     0.50(1)     0.44        0.43
Net realized and
  unrealized gain (loss)
  (2)...................         6.26        4.30       (0.06)       5.70        4.10       (1.60)
                           ----------    --------    --------    --------    --------    --------
Total from investment
  operations............         6.71        5.10        0.52        6.20        4.54       (1.17)
                           ----------    --------    --------    --------    --------    --------
Net equalization credits
  and charges...........         0.01       (0.12)      (0.02)      (0.03)       0.05        0.02
                           ----------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.43)      (0.78)      (0.57)      (0.49)      (0.47)      (0.44)
Net realized gain.......           --          --          --          --          --          --
                           ----------    --------    --------    --------    --------    --------
Total distributions to
  shareholders..........        (0.43)      (0.78)      (0.57)      (0.49)      (0.47)      (0.44)
                           ----------    --------    --------    --------    --------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    37.96    $  31.67    $  27.47    $  27.54    $  21.86    $  17.74
                           ==========    ========    ========    ========    ========    ========
TOTAL RETURN (3)........        21.34%      18.13%       1.78%      28.35%      26.04%      (6.27)%
                           ==========    ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $1,259,019    $703,475    $757,085    $659,685    $447,072    $159,645
Ratio of expenses to
  average net assets....         0.24%(7)    0.24%       0.26%       0.27%       0.27%       0.28%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)    0.24%       0.26%       0.30%       0.30%       0.31%
Ratio of net investment
  income (loss) to
  average net assets....         2.53%(7)    2.57%       2.01%       1.96%       2.39%       1.96%
Portfolio turnover rate
  (4)...................         6.82%       6.24%      16.06%       3.47%       3.94%      27.79%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                    THE TECHNOLOGY
                                               SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR          YEAR         YEAR         YEAR         YEAR
                            03/31/07        ENDED         ENDED        ENDED        ENDED        ENDED
                          (UNAUDITED)     09/30/06      09/30/05     09/30/04     09/30/03     09/30/02
                          -----------    ----------    ----------    --------    ----------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    21.99    $    20.89    $    19.10    $  18.25    $    11.84    $  19.18
                           ----------    ----------    ----------    --------    ----------    --------
Net investment income...         0.10(1)       0.19(1)       0.47(5)     0.13          0.10        0.02
Net realized and
  unrealized gain (loss)
  (2)...................         1.38          1.10          1.74        0.85          6.36       (7.34)
                           ----------    ----------    ----------    --------    ----------    --------
Total from investment
  operations............         1.48          1.29          2.21        0.98          6.46       (7.32)
                           ----------    ----------    ----------    --------    ----------    --------
Net equalization credits
  and charges...........        (0.00)(6)      0.00(6)       0.00(6)     0.01         (0.01)      (0.02)
                           ----------    ----------    ----------    --------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.13)        (0.19)        (0.42)      (0.14)        (0.04)         --
Net realized gain.......           --            --            --          --            --          --
                           ----------    ----------    ----------    --------    ----------    --------
Total distributions to
  shareholders..........        (0.13)        (0.19)        (0.42)      (0.14)        (0.04)         --
                           ----------    ----------    ----------    --------    ----------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    23.34    $    21.99    $    20.89    $  19.10    $    18.25    $  11.84
                           ==========    ==========    ==========    ========    ==========    ========
TOTAL RETURN (3)........         6.74%         6.20%        11.65%       5.37%        54.66%     (38.28)%
                           ==========    ==========    ==========    ========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $2,015,723    $1,817,902    $1,306,948    $936,192    $1,062,298    $632,588
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%         0.26%       0.26%         0.28%       0.27%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%         0.26%       0.30%         0.32%       0.30%
Ratio of net investment
  income (loss) to
  average net assets....         0.85%(7)      0.91%         2.33%       0.68%         0.65%       0.12%
Portfolio turnover rate
  (4)...................         4.13%        11.30%         8.33%       2.87%         9.86%      17.92%





See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR



                                                     THE UTILITIES
                                                SELECT SECTOR SPDR FUND


                           SIX MONTHS
                             ENDED          YEAR          YEAR          YEAR          YEAR         YEAR
                            03/31/07        ENDED         ENDED         ENDED         ENDED        ENDED
                          (UNAUDITED)     09/30/06      09/30/05      09/30/04      09/30/03     09/30/02
                          -----------    ----------    ----------    ----------    ----------    --------


NET ASSET VALUE,
  BEGINNING OF PERIOD...   $    33.97    $    33.58    $    25.10    $    21.79    $    18.57    $  29.35
                           ----------    ----------    ----------    ----------    ----------    --------
Net investment income...         0.55          1.08(1)       0.98(1)       0.85(1)       0.81        0.89
Net realized and
  unrealized gain (loss)
  (2)...................         5.93          0.39          8.50          3.33          3.16      (10.82)
                           ----------    ----------    ----------    ----------    ----------    --------
Total from investment
  operations............         6.48          1.47          9.48          4.18          3.97       (9.93)
                           ----------    ----------    ----------    ----------    ----------    --------
Net equalization credits
  and charges...........        (0.04)        (0.01)        (0.02)        (0.05)         0.06        0.06
                           ----------    ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...        (0.54)        (1.07)        (0.98)        (0.82)        (0.81)      (0.91)
Net realized gain.......           --            --            --            --            --          --
                           ----------    ----------    ----------    ----------    ----------    --------
Total distributions to
  shareholders..........        (0.54)        (1.07)        (0.98)        (0.82)        (0.81)      (0.91)
                           ----------    ----------    ----------    ----------    ----------    --------
NET ASSETS VALUE, END OF
  PERIOD................   $    39.87    $    33.97    $    33.58    $    25.10    $    21.79    $  18.57
                           ==========    ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)........        19.07%         4.49%        38.18%        19.13%        22.16%     (34.15)%
                           ==========    ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in 000's).....   $3,284,928    $2,993,688    $2,057,493    $1,270,116    $1,181,940    $139,244
Ratio of expenses to
  average net assets....         0.24%(7)      0.24%         0.26%         0.27%         0.27%       0.27%
Ratio of expenses to
  average net assets
  before waivers........         0.24%(7)      0.24%         0.26%         0.30%         0.31%       0.30%
Ratio of net investment
  income (loss) to
  average net assets....         2.97%(7)      3.34%         3.33%         3.64%         4.02%       3.60%
Portfolio turnover rate
  (4)...................         3.33%         2.13%         4.40%         9.67%         5.70%      56.89%



(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.31 per share.

(6) Less than $0.005 per share.

(7) Annualized.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Select Sector SPDR Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2007, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:


FUND                                     2008          2009          2010           2011           2012          2013

------------------------------------------------------------------------------------------------------------------------


Consumer Discretionary Select
  Sector SPDR Fund                    $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233   $  997,052
Consumer Staples Select Sector SPDR
  Fund                                    32,935     5,361,967      1,125,600     54,107,397     23,758,907      799,804
Energy Select Sector SPDR Fund           748,469       615,827      6,697,642     65,879,072      6,684,065      821,860
Financial Select Sector SPDR Fund        310,711     3,419,828      3,115,309     19,148,460      8,078,713    4,176,362
Health Care Select Sector SPDR Fund           --     1,393,723      2,876,921     17,808,907      1,306,855    6,333,060
Industrial Select Sector SPDR Fund            --     5,365,360        617,211     29,450,669      6,331,812    1,389,592
Materials Select Sector SPDR Fund             --     1,158,053      3,739,320      6,349,204      2,359,563    1,867,693
Technology Select Sector SPDR Fund     1,441,975    13,684,462    110,778,244    305,114,554    123,285,364    9,613,457
Utilities Select Sector SPDR Fund             --     2,084,663        419,927     20,355,853     15,559,181      400,327

FUND                                      2014

-------------------------------------------------


Consumer Discretionary Select
  Sector SPDR Fund                    $ 9,450,752
Consumer Staples Select Sector SPDR
  Fund                                 23,679,427
Energy Select Sector SPDR Fund             50,406
Financial Select Sector SPDR Fund       9,961,554
Health Care Select Sector SPDR Fund     7,166,786
Industrial Select Sector SPDR Fund      4,968,985
Materials Select Sector SPDR Fund       3,631,452
Technology Select Sector SPDR Fund     52,407,581
Utilities Select Sector SPDR Fund       2,962,529


During the fiscal period ended March 31, 2007, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:


                                                            NET GAIN (LOSS)
FUND                                                         RECLASS AMOUNT

---------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR Fund                $ 56,408,510
Consumer Staples Select Sector SPDR Fund                        46,877,041
Energy Select Sector SPDR Fund                                 238,527,981
Financial Select Sector SPDR Fund                              168,568,318
Health Care Select Sector SPDR Fund                             69,345,188
Industrial Select Sector SPDR Fund                              70,864,035
Materials Select Sector SPDR Fund                              144,038,586
Technology Select Sector SPDR Fund                              83,463,431
Utilities Select Sector SPDR Fund                              210,789,264

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




FEDERAL INCOME TAX -- (CONTINUED)


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2005 through September 30, 2006 and have been deferred for tax purposes until fiscal year 2007:


FUND                                                        DEFERRED LOSSES

---------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR Fund                $  7,614,787
Consumer Staples Select Sector SPDR Fund                           175,734
Energy Select Sector SPDR Fund                                  94,186,580
Financial Select Sector SPDR Fund                               10,807,819
Health Care Select Sector SPDR Fund                              6,685,725
Industrial Select Sector SPDR Fund                               7,287,655
Materials Select Sector SPDR Fund                                  400,900
Technology Select Sector SPDR Fund                             149,073,403
Utilities Select Sector SPDR Fund                               13,533,841


INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2007 the Trust had no open repurchase agreements.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




FEDERAL INCOME TAX -- (CONTINUED)


OTHER

In December 2006, the SEC issued staff guidance ("SEC Letter") that delayed the implementation of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") and clarified its application. FIN 48 was originally released by the FASB in July 2006. FIN 48 mandates a two-part test for recognition of a tax benefit in the financial statement of any company (including an investment company) that follows generally accepted accounting principles. First, the company must determine that it has a greater than 50% likelihood of sustaining its position based on the "technical merits" of the position. Second, the company must determine the amount of benefit that may be recognized by considering all of the potential outcomes and measuring the probability that each will occur. The SEC Letter clarifies the types of guidance upon which investment companies can rely in determining the technical merits of a tax position. In addition, the SEC Letter permits investment companies to delay the implementation of FIN 48 until the last NAV calculation in the first required financial reporting period for fiscal years beginning after December 15, 2006. In the case of the Funds, this is March 31, 2008. At this time, management is evaluating the implications of FIN 48.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $12,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.


UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. Pursuant to a contractual fee waiver effective November 21, 2005, State Street agreed to reduce the Unitary Fee to 0.065% for the first $4.5 billion of net assets of the Trust, 0.045% for the next $4.5 billion of net assets of the Trust, 0.025% for the next $3.5 billion of net assets of the Trust and 0.01% thereafter of average daily net assets. The contractual fee waiver expired January 31, 2007.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




UNITARY FEE -- (CONTINUED)


State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from October 1, 2006 to January 31, 2007 were as follows:


FUND                                                        WAIVER AMOUNT

-------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR Fund                 $12,255
Consumer Staples Select Sector SPDR Fund                        25,591
Energy Select Sector SPDR Fund                                  67,661
Financial Select Sector SPDR Fund                               38,743
Health Care Select Sector SPDR Fund                             32,100
Industrial Select Sector SPDR Fund                              18,773
Materials Select Sector SPDR Fund                               15,752
Technology Select Sector SPDR Fund                              33,503
Utilities Select Sector SPDR Fund                               49,800




DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February, 2008.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street and the Adviser. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the S&P 500 Index. The market value of these investments at March 31, 2007 is listed in the Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    35,550,000    $ 1,331,835,864
Dividend reinvestment
  SPDRS issued                       220              8,446
SPDRs redeemed               (30,100,000)    (1,137,330,962)
Net income equalization               --            173,910
                             -----------    ---------------
Net increase                   5,450,220    $   194,687,258
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    52,800,000    $ 1,746,112,960
Dividend reinvestment
  SPDRS issued                       502             16,611
SPDRs redeemed               (49,050,000)    (1,630,944,155)
Net income equalization               --            742,294
                             -----------    ---------------
Net increase                   3,750,502    $   115,927,710
                             ===========    ===============



CONSUMER STAPLES SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   -------------


SPDRs sold                     22,350,000    $ 581,592,309
Dividend reinvestment SPDRS
  issued                            1,520           40,038
SPDRs redeemed                (18,200,000)    (471,570,096)
Net income equalization                --          224,412
                              -----------    -------------
Net increase                    4,151,520    $ 110,286,663
                              ===========    =============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   --------------


SPDRs sold                     56,200,000    $1,350,721,990
Dividend reinvestment SPDRS
  issued                            2,975            71,934
SPDRs redeemed                (34,650,000)     (832,946,148)
Net income equalization                --        (1,085,744)
                              -----------    --------------
Net increase                   21,552,975    $  516,762,032
                              ===========    ==============



ENERGY SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                       (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------


SPDRs sold                    309,450,000   $ 17,790,508,114
Dividend reinvestment
  SPDRS issued                      1,990            119,135
SPDRs redeemed               (308,750,000)   (17,690,336,663)
Net income equalization                --           (204,280)
                             ------------   ----------------
Net increase                      701,990   $    100,086,306
                             ============   ================






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------


SPDRs sold                    610,050,000   $ 32,574,176,194
Dividend reinvestment
  SPDRS issued                      5,083            280,291
SPDRs redeemed               (598,950,000)   (32,013,533,041)
Net income equalization                --           (285,239)
                             ------------   ----------------
Net increase                   11,105,083   $    560,638,205
                             ============   ================



FINANCIAL SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    169,050,000   $ 6,068,150,214
Dividend reinvestment
  SPDRS issued                      3,421           124,823
SPDRs redeemed               (160,400,000)   (5,771,323,753)
Net income equalization                --        (2,607,843)
                             ------------   ---------------
Net increase                    8,653,421   $   294,343,441
                             ============   ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    283,150,000   $ 9,184,868,102
Dividend reinvestment
  SPDRS issued                      6,170           203,424
SPDRs redeemed               (280,000,000)   (9,051,430,603)
Net income equalization                --         5,016,537
                             ------------   ---------------
Net increase                    3,156,170   $   138,657,460
                             ============   ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


HEALTH CARE SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   -------------


SPDRs sold                     22,450,000    $ 757,409,574
Dividend reinvestment SPDRS
  issued                            1,405           47,127
SPDRs redeemed                (23,900,000)    (802,007,726)
Net income equalization                --          620,018
                              -----------    -------------
Net increase                   (1,448,595)   $ (43,931,007)
                              ===========    =============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    55,550,000    $ 1,738,152,572
Dividend reinvestment
  SPDRS issued                     2,546             81,059
SPDRs redeemed               (48,350,000)    (1,532,387,451)
Net income equalization               --            897,296
                             -----------    ---------------
Net increase                   7,202,546    $   206,743,476
                             ===========    ===============



INDUSTRIAL SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    35,550,000    $ 1,250,857,238
Dividend reinvestment
  SPDRS issued                     2,877            101,818
SPDRs redeemed               (38,300,000)    (1,354,888,591)
Net income equalization               --            907,462
                             -----------    ---------------
Net increase                  (2,747,123)   $  (103,022,073)
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    57,400,000    $ 1,863,883,666
Dividend reinvestment
  SPDRS issued                     6,707            215,356
SPDRs redeemed               (48,350,000)    (1,574,294,967)
Net income equalization               --          1,151,861
                             -----------    ---------------
Net increase                   9,056,707    $   290,955,916
                             ===========    ===============



MATERIALS SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    132,950,000   $ 4,842,050,240
Dividend reinvestment
  SPDRS issued                      2,185            77,351
SPDRs redeemed               (122,000,000)   (4,473,295,181)
Net income equalization                --          (226,818)
                             ------------   ---------------
Net increase                   10,952,185   $   368,605,592
                             ============   ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    115,150,000   $ 3,580,531,720
Dividend reinvestment
  SPDRS issued                      6,537           202,940
SPDRs redeemed               (120,500,000)   (3,752,055,816)
Net income equalization                --         3,213,883
                             ------------   ---------------
Net increase                   (5,343,463)     (168,107,273)
                             ============   ===============



TECHNOLOGY SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   -------------


SPDRs sold                     31,600,000    $ 731,213,165
Dividend reinvestment SPDRS
  issued                              255            5,952
SPDRs redeemed                (27,900,000)    (646,426,890)
Net income equalization                --          408,861
                              -----------    -------------
Net increase                    3,700,255    $  85,201,088
                              ===========    =============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   --------------


SPDRs sold                     62,150,000    $1,331,462,112
Dividend reinvestment SPDRS
  issued                              347             7,530
SPDRs redeemed                (42,050,000)     (896,488,038)
Net income equalization                --          (324,865)
                              -----------    --------------
Net increase                   20,100,347    $  434,656,739
                              ===========    ==============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


UTILITIES SELECT SECTOR SPDR FUND




                                    SIX MONTHS ENDED
                                     MARCH 31, 2007
                                      (UNAUDITED)
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    80,000,000    $ 2,940,632,443
Dividend reinvestment
  SPDRS issued                     4,615            175,427
SPDRs redeemed               (85,750,000)    (3,116,775,997)
Net income equalization               --          3,509,455
                             -----------    ---------------
Net increase                  (5,745,385)   $  (172,458,672)
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------


SPDRs sold                    151,700,000   $ 4,931,321,646
Dividend reinvestment
  SPDRS issued                     13,804           449,187
SPDRs redeemed               (124,850,000)   (4,045,501,122)
Net income equalization                --           661,735
                             ------------   ---------------
Net increase                   26,863,804   $   886,931,446
                             ============   ===============



Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2007 were as follows:


                                                                                                 NET UNREALIZED
                                                           GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
FUND                                     IDENTIFIED COST     APPRECIATION       DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------


Consumer Discretionary Select Sector
  SPDR Fund                               $  715,781,920     $ 10,157,476       $ 48,660,989      $ (38,503,513)
Consumer Staples Select Sector SPDR
  Fund                                     1,588,772,113       96,836,252         25,877,856      $  70,958,396
Energy Select Sector SPDR Fund             4,671,264,803       24,962,124        132,106,706      $(107,144,582)
Financial Select Sector SPDR Fund          2,423,982,933        2,769,866        116,713,645      $(113,943,779)
Health Care Select Sector SPDR Fund        1,979,884,197       84,400,344        134,943,461      $ (50,543,117)
Industrial Select Sector SPDR Fund         1,097,086,213       12,527,434         40,118,881      $ (27,591,447)
Materials Select Sector SPDR Fund          1,288,742,772       12,307,894         43,855,882      $ (31,547,988)
Technology Select Sector SPDR Fund         2,198,830,817       98,951,069        278,184,284      $(179,233,215)
Utilities Select Sector SPDR Fund          2,996,576,869      288,693,373          5,638,190      $ 283,055,183

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:


FUND                                                    PURCHASES           SALES
--------------------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR Fund       $ 1,083,879,924   $   889,296,530
Consumer Staples Select Sector SPDR Fund                 507,133,536       396,902,011
Energy Select Sector SPDR Fund                        11,259,209,885    11,165,607,531
Financial Select Sector SPDR Fund                      3,630,053,450     3,357,342,988
Health Care Select Sector SPDR Fund                      633,721,219       677,529,382
Industrial Select Sector SPDR Fund                     1,065,581,383     1,168,685,820
Materials Select Sector SPDR Fund                      3,161,030,396     2,780,331,724
Technology Select Sector SPDR Fund                       616,984,488       531,786,731
Utilities Select Sector SPDR Fund                      2,153,711,831     2,327,355,979


For the period ended March 31, 2007, the Trust had purchases and sales of investment securities as follows:


FUND                                                      PURCHASES        SALES
-----------------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR Fund          $ 26,197,725   $ 23,216,677
Consumer Staples Select Sector SPDR Fund                  65,055,187     66,120,336
Energy Select Sector SPDR Fund                           174,982,834    168,964,030
Financial Select Sector SPDR Fund                        132,728,880     86,005,355
Health Care Select Sector SPDR Fund                      109,728,373    103,839,840
Industrial Select Sector SPDR Fund                        24,463,514     20,776,437
Materials Select Sector SPDR Fund                        117,358,500     67,646,665
Technology Select Sector SPDR Fund                        87,033,507     81,317,612
Utilities Select Sector SPDR Fund                        209,875,619     99,829,218

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
MARCH 31, 2007 (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............     5         0          0         7         0          0


THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............     4         0          0         3         0          0


THE ENERGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............     2         0          0         0         0          0


THE FINANCIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                               BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                                   ABOVE NAV                      BELOW NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------



Five Years Ended: 03/31/07..............     0         0          0         0         0          0


THE HEALTH CARE SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV


                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............     2         1          0         1         0          0


* Prior to 2/1/2007 the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

THE INDUSTRIAL SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV



                                               BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                                   ABOVE NAV                      BELOW NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------



Five Years Ended: 03/31/07..............     9         0          0         8         0          0



THE MATERIALS SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV



                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............     3         0          0         2         0          0



THE TECHNOLOGY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV



                                             BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                       NAV                            NAV
                                           ---------------------------    ---------------------------
                                            50-99    100-199      200      50-99    100-199      200
                                            BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                           POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                           ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............      1         0          0         4         0          0



THE UTILITIES SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV



                                               BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                                   ABOVE NAV                      BELOW NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------


Five Years Ended: 03/31/07..............    12         0          0         8         0          0



* Prior to 2/1/2007 the discount and premium information was calculated by comparing the closing price (last trade) vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2006 and held for the six-months ended March 31, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                    BEGINNING         ENDING         EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD *
                                                     10/01/06        3/31/07      10/01/06 TO 3/31/07
                                                  -------------   -------------   -------------------


Actual
  The Consumer Discretionary Select Sector SPDR
     Fund.......................................      $1,000        $1,092.98            $1.25
  The Consumer Staples Select Sector SPDR Fund..      $1,000        $1,059.70            $1.23
  The Energy Select Sector SPDR Fund............      $1,000        $1,133.65            $1.28
  The Financial Select Sector SPDR Fund.........      $1,000        $1,038.50            $1.22
  The Health Care Select Sector SPDR Fund.......      $1,000        $1,022.79            $1.21
  The Industrial Select Sector SPDR Fund........      $1,000        $1,077.82            $1.24
  The Materials Select Sector SPDR Fund.........      $1,000        $1,213.35            $1.32
  The Technology Select Sector SPDR Fund........      $1,000        $1,067.44            $1.24
  The Utilities Select Sector SPDR Fund.........      $1,000        $1,190.66            $1.31
Hypothetical (assuming a 5% return before
  expenses)
  The Consumer Discretionary Select Sector SPDR
     Fund.......................................      $1,000        $1,023.73            $1.21
  The Consumer Staples Select Sector SPDR Fund..      $1,000        $1,023.73            $1.21
  The Energy Select Sector SPDR Fund............      $1,000        $1,023.73            $1.21
  The Financial Select Sector SPDR Fund.........      $1,000        $1,023.73            $1.21
  The Health Care Select Sector SPDR Fund.......      $1,000        $1,023.73            $1.21
  The Industrial Select Sector SPDR Fund........      $1,000        $1,023.73            $1.21
  The Materials Select Sector SPDR Fund.........      $1,000        $1,023.73            $1.21
  The Technology Select Sector SPDR Fund........      $1,000        $1,023.73            $1.21
  The Utilities Select Sector SPDR Fund.........      $1,000        $1,023.73            $1.21


* Expenses are equal to the Fund's annualized expense ratio of 0.24%, multiplied by the average account value of the period, multiplied by 182/365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Fund's website at www.sectorspdrs.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 6, 2006, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the nine series (each a "Fund," collectively, the "Funds") of the Trust. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with each Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs") investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and managed over $125 billion in assets at September 30, 2006. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisers ("SSgA"), with which the Adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment management enterprises and that the experience, resources and strength of the Adviser and its affiliates in the areas of indexed

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


products generally and ETFs in particular are deep, extensive and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of replicating the total return of the applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were as low as, or lower than, those of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for certain prior fiscal periods, as well as data on the Trust's profitability to State Street for certain prior fiscal periods. The Trustees had also been provided with a memorandum from the Adviser explaining the methods by which expenses of the Adviser were allocated to the Trust and to each of the Funds. On the basis of these memoranda and discussions at the meeting with representatives of the Adviser and State Street, the Trustees concluded that the methodologies used in computing the costs that formed the basis of the profitability calculations were reasonable, whereupon they turned to the profitability data and related information provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds' assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. It was further noted that the Trust's brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, in order better to ensure that if and as the Funds grow in size the economies of scale resulting from this further growth would be shared with the Funds, the Trustees took into consideration the fact that the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules.

COMPARISON OF FEES AND EXPENSE RATIOS

In order better to evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited; the total number of comparable funds, which included

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


ETFs investing in sectors not analogous to any assigned to a Fund, was 33. Moreover, all of the other funds paid a unitary advisory fee, encompassing all or virtually all of the funds' operating expenses, so that in each case the Fund's advisory fee, which covered only advisory services, was far lower than any of its competitors'. However, the Trustees noted that in only one case out of the 33 -- a fund investing in a sector not matching any of the Funds' -- was the expense ratio of the fund lower than any of the Funds', while in some cases the competitor's ratio was more than double that of the Fund. Furthermore, the Trustees reviewed comparative fee information of mutual funds investing in the same sector index as the Funds. The Trustees noted that each Fund's advisory fee was lower than the average and median advisory fee for mutual funds investing in the respective sector index. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

CONCLUSION

The Trustees, including the Independent Trustees, approved the continuance of the Agreement after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees' considerations, and that, especially in light of the breakpoints in the Adviser's and State Street's fee schedules, the fees adequately shared economies of scale with the Funds.

                         (SELECT SECTOR SPDRS(R) LOGO)


TRUSTEES
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

OFFICERS
Gary L. French, President
Michael P. Riley, Vice President
John W. Clark, Treasurer
Matthew Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Peter A. Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110



The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                         (SELECT SECTOR SPDRS(R) LOGO)

                   START WEAVING A STRONGER PORTFOLIO TODAY.


               VISIT www.sectorspdrs.com or call 1-800-THE-AMEX.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the Registrant's President and Principal Executive Officer, and John W. Clark, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. French and Clark determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

      (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

      (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SPDR(R) TRUST

By:    /s/ Gary L. French
       -------------------------------------
       Gary L. French
       President and Chief Executive Officer

Date:  May 21, 2007
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Gary L. French
       -------------------------------------
       Gary L. French
       President and Chief Executive Officer

Date:  May 21, 2007
       -------------------------------------

By:    /s/ John W. Clark
       -------------------------------------
       John W. Clark
       Treasurer and Chief Financial Officer

Date:  May 21, 2007
       -------------------------------------